UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2008

Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.0%
Asset Backed Securities - 4.0%
$475,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 4.276%, 02/15/2013	$465,470
247,804	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027	247,242
195,322	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A2, 4.696%, 04/28/2039	194,926
8,796	CitiFinancial Mortgage Securities, Inc.,
	Series 2004-1, Class AF2, 2.645%, 04/25/2034	8,678
1,328	Contimortgage Home Equity Trust,
	Series 1999-1, Class A7, 6.97%, 12/25/2013	1,309
	Countrywide Asset-Backed Certificates:
2,215,000	Series 2006-S3, Class A2, 6.085%, 06/25/2021	1,595,972
2,200,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	2,191,020
4,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	3,940,332
375,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	359,522
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,328,923
	Delta Funding Home Equity Loan Trust:
134,300	Series 1997-2, Class A6, 7.04%, 06/25/2027	133,995
76,737	Series 1999-1, Class A6F, 6.34%, 12/15/2028	76,593
538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	537,148
	Discover Card Master Trust I:
150,000	Series 2003-4, Class A1, 4.346%, 05/15/2011	148,788
175,000	Series 2005-2, Class A, 4.266%, 04/17/2012	172,737
	Equivantage Home Equity Loan Trust,
39,953	Series 1996-3, Class A3, 7.70%, 09/25/2027	35,181
	GMAC Mortgage Corporation Loan Trust:
828,064	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	814,704
250,000	Series 2005-HE3, Class A2, 3.526%, 02/25/2036	177,368
	Green Tree Financial Corporation:
1,053,687	Series 1998-2, Class A5, 6.24%, 11/01/2016	1,089,415
76,945	Series 1993-4, Class A5, 7.05%, 01/15/2019	79,631
1,364,355	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,359,381
505,760	Series 1998-4, Class A5, 6.18%, 04/01/2030	483,632
2,035,278	Series 1999-3, Class A6, 6.50%, 02/01/2031	2,046,181
85,247	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	85,081
216,382	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	194,109
22,427	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	22,687
207,958	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	201,470
		17,991,495
Financial - 15.1%
875,000	Allfirst Financial, Inc. Subordinated Notes,
	6.875%, 06/01/2009	913,007
	American General Finance Corporation Notes:
25,000	4.625%, 09/01/2010	24,910
550,000	4.00%, 03/15/2011	519,460
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	615,222
500,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	500,367
1,335,000	Anthem, Inc.,
	6.80%, 08/01/2012	1,427,138
635,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	821,783
1,150,000	Bank of Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,259,524

	Bank One Corporation Subordinated Notes:
180,000	6.00%, 02/17/2009	182,801
1,043,000	10.00%, 08/15/2010	1,164,841
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 01/04/2006, 06/01/2006, 10/11/2006, 01/24/2007, 05/07/2007,
	09/21/2007 and 11/06/2007; Cost $500,456, $682,331, $417,508, $26,010, $52,079, $104,000 and
	$1,037,550, respectively) *	2,777,920
480,000	Bankers Trust Corporation Subordinated Notes,
	7.375%, 05/01/2008	481,545
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 06/16/2008)	2,446,870
1,000,000	Bear Stearns Company, Inc.,
	6.40%, 10/02/2017	987,401
1,000,000	BOI Capital Funding No. 2,
	5.571%, 02/01/2049 (Acquired 01/20/2006; Cost $1,000,000) * f	789,595
500,000	Capital One Bank Notes,
	4.875%, 05/15/2008	499,246
300,000	CIT Group Company of Canada,
	5.20%, 06/01/2015 f	224,395
	CIT Group, Inc.:
200,000	5.40%, 01/30/2016	158,263
1,500,000	6.10%, 03/15/2067 (Callable 03/15/2017)	668,265
1,000,000	Compass Bank Subordinated Notes,
	8.10%, 08/15/2009	1,039,708
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 11/29/2005 and 10/10/2007; Cost $276,398 and $1,555,065, respectively) *	1,832,406
275,000	Corp Andina De Fomento Notes,
	7.375%, 01/18/2011 f	294,113
1,900,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	1,541,616
416,065	First National Bank of Chicago Pass-Thru Certificates,
	8.08%, 01/05/2018	518,159
2,600,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,855,260
2,025,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 06/09/2008)	2,074,930
775,000	FMR Corporation Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $777,379) *	789,691
800,000	General Electric Capital Corporation Notes,
	6.00%, 06/15/2012	852,960
	General Motors Acceptance Corporation Notes:
1,025,000	7.75%, 01/19/2010	886,590
200,000	6.75%, 12/01/2014	141,540
1,100,000	Genworth Financial Inc. Notes,
	5.75%, 06/15/2014	1,095,603
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 04/26/2006 and 12/04/2006; Cost $794,280,
	$146,738, $282,792 and $720,432, respectively) *	1,929,838
775,000	Goldman Sachs Group, Inc. Bonds,
	5.15%, 01/15/2014	763,673
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000 and $792,736) *	1,627,384
1,195,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001, 01/26/2005 and 10/19/2006; Cost $497,765, $373,500 and	1,331,911
	$397,317, respectively) *
420,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 and 03/13/2008; Cost $399,088 and $20,850) *	480,766
25,000	HSBC Finance Corporation Notes,
	5.00%, 06/30/2015	23,531
1,050,000	Istar Financial, Inc.,
	5.95%, 10/15/2013	766,500
500,000	J.P. Morgan Chase & Company Subordinated Notes,
	6.625%, 03/15/2012	531,577
	Korea Development Bank Notes: f
1,275,000	3.875%, 03/02/2009	1,272,123
350,000	4.625%, 09/16/2010	356,810
1,000,000	5.125%, 02/14/2011	1,019,902
	Lehman Brothers Holdings, Inc. Notes:
846,000	8.50%, 08/01/2015	840,821
50,000	6.50%, 07/19/2017	47,482

1,735,000	Lehman Brothers Holdings Senior Notes,
	8.80%, 03/01/2015	1,867,296
700,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	676,268
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $500,000) *	490,000
1,000,000	Merrill Lynch & Co, Inc.,
	5.70%, 05/02/2017	949,940
375,000	Met Life Global Funding Senior Notes,
	4.50%, 05/05/2010 (Acquired 08/04/2005 and 03/22/2007; Cost $123,925 and $245,931) *	384,377
1,000,000	Morgan Stanley Dean Witter Debentures,
	10.00%, 06/15/2008	1,009,522
1,400,000	Morgan Stanley Senior Unsecured Notes, Series F,
	6.625%, 04/01/2018	1,400,493
25,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	23,207
1,530,000	National Australia Bank Ltd. Subordinated Notes, Series A,
	8.60%, 05/19/2010 f	1,652,247
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	453,038
534,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	514,481
1,100,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,071,561
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027	1,294,612
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	862,991
1,319,000	PNC Funding Corporation,
	7.50%, 11/01/2009	1,385,458
1,100,000	Popular North America, Inc.,
	4.25%, 04/01/2008	1,100,000
1,500,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009 (Acquired 12/20/2006 and 05/10/2007; Cost $935,000 and $480,000) * #	750,000
25,000	Protective Life Corporation Senior Notes,
	4.30%, 06/01/2013	24,327
775,000	Residential Capital Corporation,
	6.875%, 06/30/2015	375,875
546,000	SAFECO Corporation Senior Notes,
	7.25%, 09/01/2012	587,052
800,000	Santander Central Hispano Insurances,
	6.375%, 02/15/2011 f	872,826
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	1,208,324
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,243,908
200,000	5.375%, 05/15/2014	150,094
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,037,195
1,046,000	Toll Road Inv. Part II,
	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $782,046) * ^	904,627
1,320,000	Transamerica Finance Corporation Debentures,
	0.00%, 03/01/2010 ^	1,232,320
550,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	611,806
500,000	Washington Mutual Inc. Subordinated Notes,
	6.875%, 06/15/2011	420,000
	Westdeutsche Landesbank Subordinated Notes:
246,000	6.05%, 01/15/2009	251,541
1,495,000	4.796%, 07/15/2015	1,600,650
		67,783,483
Industrial - 15.1%
450,000	Alcan, Inc. Notes,
	5.00%, 06/01/2015 f	442,080
1,008,000	Ameritech Capital Funding Debentures:
	6.45%, 01/15/2018	1,060,789
300,000	Bellsouth Corporation,
	4.75%, 11/15/2012	300,873
2,000,000	British Telecommunications PLC,
	5.95%, 01/15/2018 f	1,937,892

	Bunge Ltd. Finance Corporation Notes:
800,000	5.35%, 04/15/2014	810,676
1,085,000	5.10%, 07/15/2015	1,075,987
1,250,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	825,000
125,000	Comcast Cable Communication Holdings,
	8.375%, 03/15/2013	138,854
50,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	59,342
525,000	Comcast Corporation,
	6.50%, 01/15/2017	536,193
	Computer Sciences Corporation Notes,
1,500,000	3.50%, 04/15/2008	1,499,646
50,000	6.25%, 03/15/2009	50,831
11,894	Continental Airlines, Inc. Pass-Thru Certificates,
	Series 1998-1, 6.541%, 09/15/2009	11,849
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,356,634
1,000,000	COX Enterprises, Inc. Notes,
	4.375%, 05/01/2008 (Acquired 01/09/2008; Cost $998,050) *	1,000,336
	CSX Corporation:
1,700,000	5.75%, 03/15/2013	1,720,340
450,000	6.25%, 04/01/2015	456,327
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	890,000
1,250,000	Deutsche Telekom International Finance BV,
	8.00%, 06/15/2010 f	1,337,127
875,000	Donnelley (R.R.) & Sons Co.,
	6.125%, 01/15/2017	802,169
	Fiserv, Inc. Notes:
1,775,000	4.00%, 04/15/2008	1,775,497
375,000	6.125%, 11/20/2012	386,443
623,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010 f	560,700
300,000	Ford Motor Company Debentures,
	9.215%, 09/15/2021	236,250
300,000	Gannett Company Inc. Notes,
	4.125%, 06/15/2008	300,232
550,000	General Motors Nova Scotia Finance Company,
	6.85%, 10/15/2008 f	539,000
	Halliburton Company Notes:
475,000	5.625%, 12/01/2008	482,049
675,000	5.50%, 10/15/2010	710,689
1,275,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,282,239
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	635,214
975,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005; Cost $749,228 and $244,602) * f	982,050
3,000,000	ICI Wilmington, Inc.,
	4.375%, 12/01/2008	3,015,534
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,086,251
1,100,000	Johnson Controls Inc. Senior Notes,
	5.50%, 01/15/2016	1,121,032
675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	672,966
550,000	Lafarge S.A. Notes,
	6.50%, 07/15/2016 f	544,051
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	425,182
400,000	Marathon Global Funding Corporation,
	6.00%, 07/01/2012	418,669
1,550,000	Masco Corporation,
	6.125%, 10/03/2016	1,366,277
650,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018 (Acquired 02/14/2008; Cost $649,480) *	665,396
650,000	New York Telephone Company Debentures,
	8.625%, 11/15/2010	717,534
2,307,000	Nextel Communications Senior Notes,
	6.875%, 10/31/2013	1,822,530

700,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	691,901
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005 and 12/14/2007; Cost $618,138 and $321,181) * f	945,133
1,850,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010	2,072,000
1,770,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,832,989
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08/03/2009	348,250
100,000	7.25%, 02/15/2011	95,000
1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	987,340
600,000	SBC Communications, Inc. Notes,
	5.625%, 06/15/2016	601,702
2,889,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 04/09/2003, 07/03/2007, 08/08/2007 and 02/08/2008; Cost $646,490,	2,890,690
	$1,497,435, $249,345 and 489,636, respectively) *
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	388,750
1,100,000	Sunoco, Inc. Senior Notes,
	5.75%, 01/15/2017	1,086,482
	TCI Communications, Inc. Debentures:
550,000	7.875%, 08/01/2013	602,995
583,000	8.75%, 08/01/2015	659,480
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,237,682
650,000	5.25%, 10/01/2015	590,530
756,000	Tele-Communications, Inc. Debentures,
	9.80%, 02/01/2012	862,281
1,650,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,691,120
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	957,210
250,000	Time Warner Companies, Inc.,
	6.875%, 06/15/2018	250,782
1,275,000	Time Warner Companies Inc. Debentures,
	9.125%, 01/15/2013	1,428,921
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,571,853
275,000	Tribune Company,
	5.25%, 08/15/2015	105,875
500,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 (Acquired 09/26/2007; Cost $504,926) * f	524,107
	Tyco International Group S.A.: f
1,525,000	6.375%, 10/15/2011	1,519,643
650,000	6.00%, 11/15/2013	652,708
	United AirLines, Inc. Pass-Thru Certificates:
326,609	Series 2001-1, Class A-2, 6.201%, 09/01/2008	323,343
255,510	Series 1991-A, 10.02%, 03/22/2014	120,409
245,275	Series 2000-2, Class C, 7.762%, 12/31/2049	220,748
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,493,817
900,000	Verizon Communications Debentures,
	6.84%, 04/15/2018	964,759
250,000	Verizon Communications Senior Unsecured Notes,
	5.55%, 02/15/2016	248,724
1,650,000	Viacom, Inc. Senior Notes,
	7.70%, 07/30/2010	1,736,415
	Waste Management, Inc.:
1,510,000	6.875%, 05/15/2009	1,549,076
25,000	5.00%, 03/15/2014	24,538
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	525,256
		67,861,239
Mortgage Backed Securities - 17.5%
	Bank of America Alternative Loan Trust:
501,024	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	498,050
1,415,350	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,364,163
1,627,276	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,653,719

933,875	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	882,699
1,475,271	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	1,414,585
1,031,536	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	1,010,470
	Citicorp Mortgage Securities, Inc.:
1,519,666	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,516,196
1,366,780	Series 2004-4, Class A5, 5.50%, 06/25/2034	1,334,359
	Countrywide Alternative Loan Trust:
435,443	Series 2005-5R, Class A2, 4.75%, 12/25/2018	429,932
1,428,332	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,358,442
372,441	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007, 09/26/2007, and	359,674
	10/11/2007; Cost $106,286, $230,288 and $52,981, respectively) *
2,393,028	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	2,252,122
14,149	Series 2004-18CB, 5.125%, 09/25/2034	14,130
50,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	48,746
200,257	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	186,340
1,833,476	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,798,029
1,562,849	Countrywide Home Loans, Inc.,
	Series 2003-18, Class A3, 5.25%, 07/25/2033	1,538,189
	Credit Suisse First Boston Mortgage Securities Corporation:
2,731,865	Series 1998-C2, Class A2, 6.30%, 11/15/2030	2,742,010
136,852	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	135,244
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
1,634,126	6.00%, 06/01/2021	1,682,947
54,614	6.00%, 07/01/2028	56,493
	Federal Home Loan Mortgage Corporation (FHLMC):
1,454,323	Series 3033, Class LU, 5.50%, 03/15/2013	1,509,572
1,512,894	Series 2695, Class UA, 5.50%, 09/15/2014	1,562,237
9,714,178	Series R014, Class AL, 5.50%, 10/15/2014	9,850,085
671,668	Series R001, Class AE, 4.375%, 04/15/2015	680,316
2,080,006	Series R003, Class VA, 5.50%, 08/15/2016	2,163,229
2,344,612	Series 3122, Class VA, 6.00%, 01/15/2017	2,442,064
1,834,626	Series R010, Class VA, 5.50%, 04/15/2017	1,906,157
567,947	Series R009, Class AJ, 5.75%, 12/15/2018	581,335
48,515	Series 1395, Class G, 6.00%, 10/15/2022	48,451
547,350	Series 2970, Class DA, 5.50%, 01/15/2023	564,019
	Federal National Mortgage Association (FNMA):
1,084,463	Series 2006-B2, Class AB, 5.50%, 05/25/2014	1,104,108
1,378,233	Series 2003-24, Class PC, 5.00%, 11/25/2015	1,398,735
2,093,689	Series 2006-B1, Class AB, 6.00%, 06/25/2016	2,131,065
50,000	Series 2003-35, Class TD, 5.00%, 12/25/2016	50,920
164,197	Series 1991-137, Class H, 7.00%, 10/25/2021	176,063
153,619	Series 1992-136, Class PK, 6.00%, 08/25/2022	160,771
82,263	Series 1993-32, Class H, 6.00%, 03/25/2023	84,992
2,664,193	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,507,844
4,000,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	3,956,977
	GMAC Mortgage Corporation Loan Trust:
172,646	Series 2003-J1, Class A2, 5.25%, 03/25/2018	176,946
1,580,117	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,558,758
	Government National Mortgage Association (GNMA):
5,867	Series 2003-12, Class ON, 4.00%, 02/16/2028	5,860
439,596	Series 1999-4, Class ZB, 6.00%, 02/20/2029	455,297
	J.P. Morgan Alternative Loan Trust:
3,696,551	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	3,698,861
1,466,298	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	1,161,796
3,000,000	Series 2006-S2, Class A2, 5.81%, 05/25/2036	2,936,246
835,202	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	787,116
	Master Alternative Loans Trust:
2,410,514	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	2,298,746
536,093	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	539,110
309,047	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	301,861
21,890	Morgan Stanley Capital I,
	Series 1998-CF1, Class A2, 6.60%, 07/15/2032	21,842
436,895	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	421,490
	Washington Mutual:
3,446,946	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	3,403,268
875,007	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	838,248

	Washington Mutual, Inc. Pass-Thru Certificates:
2,396,514	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,407,749
1,311,088	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,340,587
1,084,627	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	1,053,928
		78,563,188
Taxable Municipal Bonds - 0.5%
915,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	895,556
	Tobacco Settlement Financing Corporation:
185,000	Series 2001-A, Class A, 5.92%, 06/01/2012	185,349
1,123,937	Series 2001-A, Class A, 6.36%, 05/15/2025	1,097,682
		2,178,587
Utilities - 6.4%
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,805,760
50,000	Commonwealth Edison,
	5.95%, 08/15/2016	50,785
3,306,000	Consumers Energy Company, Series C,
	4.25%, 04/15/2008	3,305,990
1,000,000	Dominion Resources Inc., Series C,
	5.15%, 07/15/2015	980,314
1,400,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	1,407,661
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	602,915
300,000	Exelon Corporation Senior Notes,
	6.75%, 05/01/2011	316,556
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,368,750
353,264	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $365,216) *	356,730
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	303,755
1,500,000	MidAmerican Energy Holdings Company Senior Notes,
	7.52%, 09/15/2008	1,523,131
1,400,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,438,139
25,000	National Rural Utilities,
	4.375%, 10/01/2010	25,473
100,000	NiSource Finance Corporation,
	7.875%, 11/15/2010	108,705
1,800,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	1,923,701
400,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012	415,555
1,417,000	Panhandle Eastern Pipeline Senior Notes,
	4.80%, 08/15/2008	1,418,767
1,700,000	PPL Energy Supply, LLC Bonds, Series A,
	5.70%, 10/15/2015	1,641,488
388,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	398,320
900,000	Progress Energy, Inc. Senior Notes,
	6.85%, 04/15/2012	973,823
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011	185,104
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	296,291
425,000	5.00%, 04/01/2014	413,638
813,204	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	955,327
1,500,000	Rockies Express Pipeline LLC,
	5.776%, 08/20/2009 (Acquired 09/17/2007; Cost $1,495,751) *	1,500,311
1,340,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	1,524,250
	Vectren Utility Holdings:
900,000	6.625%, 12/01/2011	955,465
525,000	5.25%, 08/01/2013	531,818
600,000	Williams Companies, Inc. Notes,
	8.125%, 03/15/2012	655,500
325,000	Yosemite Securities Trust I,
	8.25%, 11/15/2104 (Acquired 04/26/2001; Cost $340,415) * f	268,125

		28,652,147
U.S. Government Agency Issues - 20.8%
4,300,000	Federal Home Loan Mortgage Corporation (FHLMC),
	4.50%, 07/15/2013	4,529,861
	Federal National Mortgage Association (FNMA):
49,200,000	6.00%, 05/15/2011	53,789,130
34,300,000	3.625%, 02/12/2013	34,892,498
		93,211,489
U.S. Treasury Obligations - 15.6%
47,850,000	U.S. Treasury Bonds,
	9.125%, 05/15/2018	70,070,344
	Total Long-Term Investments ($424,713,949)	426,311,972
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 41.2%
Commercial Paper - 3.9%
3,939,351	KKR Atlantic Funding Trust, 3.059%, 03/25/09 #	3,939,351
3,371,376	Old Line Funding LLC, 3.167%, 04/21/08	3,366,016
3,382,839	Ranger Funding Company LLC, 2.703%, 04/04/08	3,381,824
3,371,377	Thames Asset Global Securities Corporation, 2.857%, 04/17/08	3,367,026
3,371,377	Tulip Funding Corporation, 2.856%, 04/21/08	3,366,016
		17,420,233
Corporate Bonds & Notes - 5.5%
5,394,202	Allstate Life Global Financial Trust, 3.332%, 03/20/09	5,397,169
5,057,062	Bank of Scotland PLC, 4.614%, 06/05/09 (Callable 06/06/08)	5,054,131
5,731,338	Barclays Bank PLC NY, 3.362%, 03/16/09	5,731,338
3,371,377	Svenska Handelsbanken, 2.938%, 05/06/09 (Callable 08/06/08) * f	3,369,960
5,057,062	Wachovia Bank, N.A., 4.753%, 05/01/09 (Callable 02/04/09)	5,031,120
		24,583,718
Repurchase Agreements - 28.1%
11,462,676	Credit Suisse, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
	Fannie Mae Collateralized Mortgage Obligations, 5.00 - 6.50%, 09/01/33 - 07/25/37,
	valued at $11,692,127. Repurchase proceeds are $11,463,665.)	11,462,676
16,856,878	Goldman Sachs, 3.12%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
	corporate bond obligations, 4.242 - 8.70%, 03/20/09 - 09/01/25, valued at
	$18,057,836. Repurchase proceeds are $16,858,340.)	16,856,878
11,799,815	Lehman Brothers, 3.17%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
	Athilon Capital Corporation Senior Subordinated 144A Notes, 08/09/35 - 01/24/45,
	valued at $12,390,585. Repurchase proceeds are $11,800,853.)	11,799,815
81,587,290	Morgan Stanley, 2.90%, Dated 03/31/08, Due 04/01/08, (Collateralized by various Freddie
	Mac Collateralized Mortgage Obligations, 3.50 - 6.00%, 03/15/11 - 03/15/36,
	valued at $83,893,312. Repurchase proceeds are $81,593,862.)	81,587,290
4,382,787	Morgan Stanley, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by a
	Cricket Communications, Inc., Corporate Bond, 9.375%, 11/01/14, valued
	at $5,704,368. Repurchase proceeds are $4,383,165.)	4,382,787
		126,089,446
Shares
Money Market Mutual Funds - 3.7%
7,641,164	Merrill Lynch Premier Institutional Fund	7,641,164
8,951,002	Reserve Primary Fund	8,951,002
		16,592,166
	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $184,685,563 )	184,685,563
SHORT-TERM INVESTMENTS - 3.9%
Money Market Fund - 3.9%
17,484,455	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	17,484,455
	Total Short-Term Investments (Cost $17,484,455)	17,484,455
	Total Investments (Cost $626,883,967) - 140.1%	628,481,990
	Liabilities in Excess of Other Assets - (40.1)%	(179,462,718)
	TOTAL NET ASSETS - 100.0%	$449,019,272

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 34,076,621
Level 2 - Other significant observable inputs	589,716,018
Level 3 - Significant unobservable inputs	4,689,351
Total	$ 628,481,990

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 4,002,071
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	64,855
Net purchases (sales/paydowns)	(127,575)
Transfers in and / or out of Level 3 *	750,000
Balance as of 03/31/08	$ 4,689,351

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2008

Principal
Amount		Value
LONG-TERM INVESTMENTS - 94.8%
Asset Backed Securities - 8.8%
$8,000,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 4.276%, 02/15/2013	$7,839,494
5,000,000	Bayview Financial Acquisition,
	6.831%, 07/28/2037	4,929,224
2,000,000	Bayview Financial Acquisition Trust,
	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,880,448
	Contimortgage Home Equity Trust:
1,796	Series 1999-1, Class A7, 6.97%, 12/25/2013	1,771
2,136	Series 1997-2, Class A9, 7.09%, 04/15/2028	2,132
26,400	Series 1999-3, Class A8, 5.884%, 05/25/2029	26,196
	Countrywide Asset-Backed Certificates:
4,100,000	Series 2006-S2, Class A2, 5.627%, 07/25/2027	3,422,029
2,000,000	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	1,925,601
1,495,416	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,428,437
5,050,000	Series 2005-1, Class AF6, 5.03%, 07/25/2035	4,727,779
5,020,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	4,463,628
2,000,000	Series 2005-17, Class 1AF, 5.564%, 05/25/2036	1,669,880
3,100,000	Series 2007-S1, Class A6, 5.693%, 11/25/2036	2,374,333
7,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	6,895,580
1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	1,388,948
1,670,080	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,669,104
326,678	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	287,659
	GE Capital Mortgage Services, Inc.:
4,444	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	4,434
53,762	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	53,612
326,867	GMAC Mortgage Corporation Loan Trust,
	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	321,594
	Green Tree Financial Corporation:
912,284	Series 1998-2, Class A5, 6.24%, 11/01/2016	943,217
1,027,272	Series 1993-3, Class A7, 6.40%, 10/15/2018	1,040,357
1,069,533	Series 1993-4, Class A5, 7.05%, 01/15/2019	1,106,871
184,842	Series 1997-6, Class A8, 7.07%, 01/15/2029	187,164
1,909,599	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,902,637
1,139,225	Series 1998-4, Class A5, 6.18%, 04/01/2030	1,089,381
2,713,703	Series 1999-3, Class A6, 6.50%, 02/01/2031	2,728,241
1,553,808	GSAA Home Equity Trust,
	Series 2005-1, Class AF2, 4.316%, 11/25/2034	1,487,841
239,643	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 5.749%, 11/20/2028	239,109
248,431	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.249%, 09/25/2034	235,777
108,191	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	97,055
	RAAC Series:
115,169	Series 2004-SP1, Class AI2, 4.38%, 01/25/2022	114,699
1,235,340	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	1,133,507
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,881,797
	Residential Asset Mortgage Products, Inc.:
1,462,234	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,479,175
980,901	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	951,272
	Residential Asset Securities Corporation:
291,735	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	262,515
282,828	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	260,935
2,600,000	Stingray Pass-Thru Certificates,

	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007 and 09/19/2007;	624,000
	Cost $1,520,000 and $775,000) *
	Structured Asset Securities Corporation:
256,253	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	255,956
14,785	Series 2004-16XS, Class A2, 4.91%, 08/25/2034	14,757
1,500,000	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,431,721
		65,779,867
Financial - 12.4%
	American General Finance Corporation Notes:
1,250,000	8.45%, 10/15/2009	1,323,745
500,000	6.90%, 12/15/2017	488,637
200,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	195,308
275,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	275,202
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	251,873
1,065,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,378,267
1,435,000	Bank of Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,571,667
929,000	Bank One Corporation Subordinated Notes,
	10.00%, 08/15/2010	1,037,524
330,000	Bankers Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	373,947
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 06/16/2008)	2,128,777
2,400,000	Bear Stearns Co. Inc., Series B,
	6.95%, 08/10/2012	2,401,183
2,000,000	Capmark Financial Group, Inc.,
	6.30%, 05/10/2017 (Acquired 05/03/2007; Cost $1,996,780) *	1,199,174
325,000	CIT Group Company of Canada,
	5.20%, 06/01/2015 f	243,095
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	395,658
1,670,000	6.10%, 03/15/2067 (Callable 03/15/2017)	744,002
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2077 (Callable 12/21/2037)	1,970,746
1,231,000	Compass Bank Subordinated Notes,
	8.10%, 08/15/2009	1,279,881
	Corp Andina De Fomento Notes: f
50,000	7.375%, 01/18/2011	53,475
340,000	5.75%, 01/12/2017	332,420
3,575,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	2,900,673
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Acquired 05/23/2007; Cost $1,000,000) * f	774,639
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	3,195,063
725,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	742,023
686,508	First National Bank of Chicago Pass-Thru Certificates,
	8.08%, 01/05/2018	854,963
3,975,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	4,365,254
1,748,000	First Union Capital, Series A,
	7.935%, 01/15/2027 (Callable 06/16/2008)	1,791,100
4,107,000	First Union Institutional Capital I,
	8.04%, 12/01/2026 (Callable 06/16/2008)	4,128,812
1,460,000	First Union Institutional Capital II,
	7.85%, 01/01/2027 (Callable 06/16/2008)	1,441,004
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026 (Callable 06/16/2008)	2,586,525
2,300,000	FMR Corporation Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003, 03/15/2007, 07/31/2007,	2,343,599

	09/05/2007, and 12/21/2007; Cost $250,768, $415,463, $661,409,
	$262,097 and $620,269, respectively) *
	General Motors Acceptance Corporation Notes:
100,000	7.25%, 03/02/2011	78,737
150,000	6.75%, 12/01/2014	106,155
1,575,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 10/31/2005 and	1,538,984
	12/04/2006; Cost $496,425, $122,281, $231,168 and $695,590, respectively) *
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	1,021,757
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost	2,531,486
	$1,000,000 and $1,783,656) *
500,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost	557,285
	$150,908 and $345,000) *
1,950,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003, 09/05/2007 and 12/17/2007;	2,232,126
	Cost $274,373, $754,725 and $957,971, respectively) *
950,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011 f	984,044
2,100,000	HSBC Holdings PLC Subordinated Notes,
	6.50%, 09/15/2037 f	1,992,146
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Acquired 03/08/2007; Cost $415,969) *	409,614
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 06/16/2008) (Acquired 11/06/2007;
	Cost $521,455) *	513,716
900,000	J.P. Morgan Chase & Company Notes,
	5.875%, 03/15/2035	765,239
1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	950,172
	Lehman Brothers Holdings, Inc. Notes:
750,000	8.50%, 08/01/2015	745,408
2,425,000	6.50%, 07/19/2017	2,302,892
565,000	Liberty Mutual Insurance Notes,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,510) *	530,341
1,125,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	983,614
300,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	289,829
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost	784,000
	$800,000) *
1,000,000	Merrill Lynch & Company,
	6.40%, 08/28/2017	986,808
1,174,000	Mony Group, Inc.,
	8.35%, 03/15/2010	1,301,927
475,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	440,934
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	660,141
1,996,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,944,395
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 06/16/2008)	4,453,055
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 06/16/2008)	2,157,477
1,000,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009 (Acquired 12/20/2006; Cost $935,000) * #	500,000
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047	3,203,281
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026	987,857
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	871,898

3,225,000	Residential Capital LLC,
	6.875%, 06/30/2015	1,564,125
1,845,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	1,714,891
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	340,910
1,000,000	St. Paul Travelers,
	6.75%, 06/20/2036	990,871
1,000,000	Symetra Financial Corporation Senior Notes,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	933,782
410,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	456,074
301,000	United Mexican States Notes,
	6.75%, 09/27/2034 f	335,766
650,000	Washington Mutual Preferred Funding Trust I,
	6.534%, 03/29/2049 (Callable 03/15/2011) (Acquired 07/31/2007;
	Cost $606,756) *	342,517
2,380,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015	2,548,192
750,000	Willis Group NA,
	5.625%, 07/15/2015	746,164
3,010,000	Wilmington Trust Corporation,
	6.625%, 05/01/2008	3,016,706
		92,583,552
Industrial - 11.6%
500,000	Alcan, Inc.,
	5.75%, 06/01/2035 f	452,998
	Ameritech Capital Funding Debentures:
1,450,748	9.10%, 06/01/2016	1,677,176
1,500,000	6.45%, 01/15/2018	1,578,555
2,200,000	Ametek, Inc. Senior Notes,
	7.20%, 07/15/2008	2,222,403
1,000,000	Anadarko Petroleum Corporation,
	6.45%, 09/15/2036	1,018,353
	AOL Time Warner, Inc.:
1,100,000	7.625%, 04/15/2031	1,150,500
250,000	7.70%, 05/01/2032	263,202
1,050,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	1,274,274
600,000	British Telecom PLC,
	9.125%, 12/15/2030 f	745,186
600,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04/15/2014	608,007
1,000,000	Canadian National Resources,
	6.25%, 03/15/2038 f	959,158
800,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	528,000
1,000,000	Comcast Cable Communications, Inc. Unsubordinated Notes,
	6.20%, 11/15/2008	1,011,956
825,000	Comcast Corporation Senior Subordinated Notes,
	10.625%, 07/15/2012	979,150
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,002,005
580,000	Conagra Foods, Inc. Senior Unsecured Notes,
	5.819%, 06/15/2017	585,658
120,000	ConAgra Foods, Inc. Subordinated Notes,
	9.75%, 03/01/2021	162,915
	Continental Airlines, Inc. Pass-Thru Certificates:
9,292	Series 1998-1, 6.541%, 09/15/2009	9,257
119,511	Series 2000-2, 8.312%, 10/02/2012	111,742
391,561	Series 1997-4, 6.90%, 01/02/2018	376,878
	COX Communications, Inc.:
1,000,000	7.75%, 11/01/2010	1,074,337
1,775,000	7.125%, 10/01/2012	1,879,801

2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,031,122
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	890,000
300,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f	359,875
1,500,000	Donnelley (R.R.) & Sons Co.,
	6.125%, 01/15/2017	1,375,147
1,900,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) * f	1,916,122
635,000	FedEx Corporation,
	9.65%, 06/15/2012	759,614
1,066,064	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, 6.845%, 01/15/2019	1,266,527
3,400,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,503,748
475,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010 f	427,500
403,000	Ford Motor Company Debentures,
	9.215%, 09/15/2021	317,363
1,200,000	GTE Corporation,
	6.84%, 04/15/2018	1,286,346
650,000	Health Management Association,
	6.125%, 04/15/2016	549,250
625,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 06/02/2004 and 02/08/2005; Cost	629,519
	$333,834 and $298,958) * f
850,000	Johnson Controls Inc., Senior Notes,
	6.00%, 01/15/2036	808,117
1,000,000	Jones Intercable, Inc.,
	7.625%, 04/15/2008	1,001,170
650,000	Knight-Ridder, Inc.,
	5.75%, 09/01/2017	412,892
400,000	Laboratory Corporation of America,
	5.625%, 12/15/2015	395,602
900,000	Lafarge S.A. Notes,
	7.125%, 07/15/2036 f	813,685
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	881,469
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018 (Acquired 02/14/2008; Cost $1,099,120) *	1,126,055
2,425,000	News America Holdings,
	7.375%, 10/17/2008	2,456,610
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	1,155,000
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	353,915
400,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	395,372
2,800,000	PEMEX Project Funding Master Trust,
	5.75%, 03/01/2018 (Acquired 10/17/2007; Cost $2,780,848) *	2,857,067
1,145,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,185,747
2,000,000	Premcor Refining Group,
	7.50%, 06/15/2015	2,094,276
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08/03/2009	298,500
200,000	7.25%, 02/15/2011	190,000
2,000,000	Santander Perpetual,
	6.671%, 10/29/2049 (Callable 10/24/2017) f	1,802,322
5,370,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 04/09/2003, 06/04/2007, 06/06/2007,	5,373,141
	07/03/2007 and 09/21/2007; Cost $248,650, $2,494,950, $249,488,
	$1,667,144 and $698,425, respectively) *

1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,474,504
	Sprint Capital Corporation:
2,725,000	6.125%, 11/15/2008	2,704,563
358,000	8.75%, 03/15/2032	302,510
835,182	System Energy Resources,
	5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $793,115) *	834,456
1,000,000	Target Corporation,
	6.50%, 10/15/2037	966,900
680,000	TCI Communications, Inc. Debentures,
	7.875%, 08/01/2013	745,521
	Telecom Italia Capital: f
1,400,000	6.20%, 07/18/2011	1,388,870
2,100,000	7.20%, 07/18/2036	1,983,278
2,075,000	Telefonica Emisones S.A.,
	6.221%, 07/03/2017 f	2,087,938
1,000,000	Teva Pharmaceutical Finance LLC,
	5.55%, 02/01/2016	1,006,853
1,000,000	Time Warner Cable, Inc.,
	6.55%, 05/01/2037	943,981
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 (Acquired 09/20/2007; Cost $2,989,950) * f	3,144,642
	Tyco International Group S.A.: f
1,468,000	6.125%, 01/15/2009	1,484,800
1,525,000	6.375%, 10/15/2011	1,519,643
300,000	6.00%, 11/15/2013	301,250
	United AirLines, Inc. Pass-Thru Certificates:
359,270	Series 2001-1, Class A-2, 6.201%, 09/01/2008	355,678
269,803	Series 2000-2, Class C, 7.762%, 10/01/2105	242,823
472,298	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018	466,394
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	390,830
1,450,000	6.875%, 11/21/2036	1,414,787
675,000	Viacom, Inc.,
	7.70%, 07/30/2010	710,352
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,747,680
500,000	Vulcan Materials,
	7.15%, 11/30/2037	510,531
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	885,021
		86,198,389
Mortgage Backed Securities - 40.8%
	Bank of America Alternative Loan Trust:
562,106	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	537,008
890,710	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	885,422
621,993	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	590,561
641,953	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	652,385
1,010,829	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	956,137
4,614,734	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	4,422,815
3,617,366	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	3,543,289
4,541,229	Series 2007-1, Class 4A1, 6.098%, 04/25/2022	4,447,566
1,826,538	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,686,787
996,360	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	954,016
1,372,061	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	1,322,850
776,875	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	764,080
2,521,500	Series 2006-5, Class CB7, 6.00%, 06/25/2036	2,425,439
	Chase Mortgage Finance Corporation:
1,473,504	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,471,970
6,000,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	5,264,142
710,516	Citicorp Mortgage Securities, Inc.,
	Series 2004-3, Class A2, 5.25%, 05/25/2034	691,962
1,735,614	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1,676,695

	Countrywide Alternative Loan Trust:
1,623,105	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,543,684
7,811,528	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	7,351,568
1,727,739	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021	1,686,564
2,208,801	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	2,146,762
4,616,161	Series 2002-11, Class A4, 6.25%, 10/25/2032	4,656,056
3,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	2,924,779
3,422,488	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	3,356,320
791,773	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	791,629
1,452,521	CS First Boston Mortgage Securities Corporation,
	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,384,986
2,203,435	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	2,099,915
7,233,952	DLJ Commercial Mortgage Corporation,
	Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	7,416,396
	Federal Gold Loan Mortgage Corporation (FGLMC):
1,569,178	6.00%, 06/01/2020	1,619,509
877,514	5.00%, 06/01/2023	884,504
1,768,009	6.50%, 06/01/2029	1,852,685
6,994,969	5.50%, 01/01/2036	7,076,794
5,011,557	6.00%, 12/01/2036	5,145,231
	Federal Home Loan Mortgage Corporation (FHLMC):
213,363	6.50%, 07/01/2014	223,637
810,249	5.50%, 11/01/2022	825,939
674,443	5.50%, 07/01/2023	687,181
6,846,042	5.50%, 04/01/2037	6,919,656
1,064,884	Series 3124, Class VP, 6.00%, 06/15/2014	1,116,523
482,131	Series 2695, Class UA, 5.50%, 09/15/2014	497,856
3,088,532	Series R007, Class AC, 5.875%, 05/15/2016	3,137,721
3,871,694	Series R003, Class VA, 5.50%, 08/15/2016	4,026,605
2,403,706	Series 3097, Class MC, 6.00%, 11/15/2016	2,503,857
656,512	Series 2391, Class QR, 5.50%, 12/15/2016	682,163
6,364,230	Series R009, Class AJ, 5.75%, 12/15/2018	6,514,253
182,846	Series 206, Class E, 0.00%, 07/15/2019 ^	172,182
1,964,496	Series R010, Class AB, 5.50%, 12/15/2019	2,022,170
112,977	Series 141, Class D, 5.00%, 05/15/2021	114,638
91,354	Series 1074, Class I, 6.75%, 05/15/2021	91,233
574,763	Series 1081, Class K, 7.00%, 05/15/2021	617,268
101,168	Series 163, Class F, 6.00%, 07/15/2021	106,212
174,260	Series 188, Class H, 7.00%, 09/15/2021	183,803
83,515	Series 1286, Class A, 6.00%, 05/15/2022	83,407
2,600,000	Series 1694, Class PK, 6.50%, 03/15/2024	2,792,031
15,593	Series 2141, Class N, 5.55%, 11/15/2027	15,615
1,075,000	Series 2664, Class LG, 5.50%, 07/15/2028	1,110,460
	Federal National Mortgage Association (FNMA):
1,201,044	5.50%, 07/01/2015	1,247,517
2,145,537	5.00%, 02/01/2018	2,177,540
2,662,261	5.00%, 12/01/2019	2,699,992
826,473	5.50%, 01/01/2023	842,284
2,558,935	5.50%, 07/01/2023	2,606,296
2,975,024	6.00%, 03/01/2026	3,059,376
7,251,739	6.00%, 05/01/2026	7,457,349
640,738	6.00%, 03/01/2033	660,395
508,731	5.00%, 11/01/2033	504,928
880,480	6.00%, 11/01/2034	905,083
5,248,295	5.50%, 02/01/2035	5,311,370
13,966,216	5.50%, 02/01/2035	14,134,067
3,790,338	5.00%, 11/01/2035	3,757,021
26,902,041	5.50%, 04/01/2036	27,211,457
2,174,171	5.50%, 11/01/2036	2,197,433
1,930,430	6.00%, 08/01/2037	1,959,971
6,828,727	Series 2006-B2, Class AB, 5.50%, 05/25/2014	6,952,432
1,000,000	Series 2003-27, Class OJ, 5.00%, 07/25/2015	1,012,606
459,411	Series 2003-24, Class PC, 5.00%, 11/25/2015	466,245
89,791	Series 2002-56, Class MC, 5.50%, 09/25/2017	93,121

484,807	Series 1989-37, Class G, 8.00%, 07/25/2019	532,722
79,843	Series 1989-94, Class G, 7.50%, 12/25/2019	86,717
21,836	Series 1990-58, Class J, 7.00%, 05/25/2020	23,407
227,130	Series 1990-76, Class G, 7.00%, 07/25/2020	237,649
90,569	Series 1990-105, Class J, 6.50%, 09/25/2020	95,131
35,276	Series 1990-108, Class G, 7.00%, 09/25/2020	37,254
56,876	Series 1991-1, Class G, 7.00%, 01/25/2021	60,132
78,389	Series 1991-86, Class Z, 6.50%, 07/25/2021	82,863
296,173	Series 2003-28, Class KA, 4.25%, 03/25/2022	298,460
34,910	Series G92-30, Class Z, 7.00%, 06/25/2022	37,145
3,269,871	Series 2003-33, Class LD, 4.25%, 09/25/2022	3,302,957
904,996	Series 1993-58, Class H, 5.50%, 04/25/2023	939,410
890,964	Series 2003-17, Class QR, 4.50%, 11/25/2025	891,936
577,945	Series 1998-66, Class C, 6.00%, 12/25/2028	593,708
93,031	Series 2003-44, Class AB, 3.75%, 05/25/2033	90,428
2,964,179	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,861,848
5,270,469	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	4,961,169
7,750,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	7,666,643
4,000,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	3,825,115
	First Horizon Alternative Mortgage Securities:
1,250,016	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	1,179,504
1,704,854	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	1,647,413
5,219,694	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	4,886,369
2,950,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	3,006,013
	GE Capital Commercial Mortgage Corporation:
6,319,347	Series 2000-1, Class A2, 6.496%, 01/15/2033	6,468,625
2,865,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	2,791,710
6,200,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	6,239,298
10,100,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.079%, 05/10/2036	9,364,286
	Government National Mortgage Association (GNMA):
800,000	Series 2004-78, Class C, 4.658%, 04/16/2029	808,013
513,802	6.00%, 11/20/2033	531,499
1,285,000	Series 2004-100, Class B, 4.603%, 02/16/2043	1,289,988
1,466,298	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	1,161,796
	J.P. Morgan Mortgage Trust:
3,100,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	2,828,046
2,517,450	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037	2,458,825
6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	5,533,349
	Master Alternative Loans Trust:
3,374,719	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	3,218,244
2,388,244	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	2,395,714
905,485	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	809,843
750,540	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	687,019
800,000	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	761,420
	Salomon Brothers Mortgage Secutities VII:
2,300,000	Series 2001-C2, Class A3, 6.50%, 10/13/2011	2,357,422
1,692,968	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	1,633,276
1,850,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,814,404
	Washington Mutual, Inc. Pass-Thru Certificates:
2,508,543	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,520,303
4,522,714	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	4,414,391
1,612,638	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,648,923
1,068,430	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	1,023,544
		304,035,330
Taxable Municipal Bonds - 1.1%
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	1,196,180
4,225,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	4,135,219

	Tobacco Settlement Financing Corporation:
300,000	Series 2001-A, Class A, 5.92%, 06/01/2012	300,567
2,550,008	Series 2001-A, Class A, 6.36%, 05/15/2025	2,490,439
		8,122,405
Utilities - 4.0%
466,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	518,159
1,000,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	1,005,472
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	753,644
300,000	Exelon Corporation Senior Notes,
	6.75%, 05/01/2011	316,556
2,500,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067 (Callable 09/01/2017)	2,445,068
	Kinder Morgan Energy Partners Senior Notes:
600,000	6.30%, 02/01/2009	611,734
2,250,000	6.95%, 01/15/2038	2,208,080
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	852,750
211,959	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $219,130) *	214,019
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	111,938
2,165,000	6.75%, 08/01/2027	2,192,101
1,035,000	MidAmerican Energy Holdings,
	7.52%, 09/15/2008	1,050,961
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,361,096
2,025,000	NiSource Finance Corporation,
	7.875%, 11/15/2010	2,201,280
625,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	667,952
875,000	Pacific Gas & Electric Company 1st Mortgage,
	6.05%, 03/01/2034	857,791
1,170,000	Panhandle Eastern Pipeline Senior Notes,
	4.80%, 08/15/2008	1,171,459
1,000,000	Plains All American Pipeline Senior Notes,
	5.625%, 12/15/2013	1,055,078
300,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	307,979
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011	185,104
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	269,355
350,000	5.00%, 04/01/2014	340,643
1,578,572	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,854,459
2,900,000	Rockies Express Pipeline LLC,
	5.776%, 08/20/2009 (Acquired 09/17/2007 and 02/21/2008; Cost	2,900,600
	$2,193,767 and $679,987) *
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,368,543
700,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	796,250
	Vectren Utility Holdings:
875,000	6.625%, 12/01/2011	928,925
500,000	5.25%, 08/01/2013	506,493
550,000	Williams Companies, Inc. Notes,
	8.125%, 03/15/2012	600,875
		29,654,364
U.S. Government Agency Issues - 5.9%
	Federal National Mortgage Association (FNMA):
38,475,000	6.00%, 05/15/2011	42,063,756
2,088,307	5.50%, 09/01/2034	2,113,405
		44,177,161

	U.S. Treasury Obligations - 10.2%
	61,825,000	U.S. Treasury Bonds,
		6.25%, 08/15/2023	76,097,858

		Total Long-Term Investments (Cost $713,200,706)	706,648,926
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 29.4%
	Commercial Paper - 2.9%
	5,570,956	KKR Atlantic Funding Trust, 3.059%, 03/25/09 #	5,570,956
	3,988,678	Old Line Funding LLC, 3.167%, 04/21/08	3,982,336
	4,002,240	Ranger Funding Company LLC, 2.703%, 04/04/08	4,001,039
	3,988,678	Thames Asset Global Securities Corporation, 2.857%, 04/17/08	3,983,533
	3,988,678	Tulip Funding Corporation, 2.856%, 04/21/08	3,982,336
			21,520,200
	Corporate Bonds & Notes - 3.9%
	6,381,885	Allstate Life Global Financial Trust, 3.332%, 03/20/09	6,385,395
	5,983,018	Bank of Scotland PLC, 4.614%, 06/05/09 (Callable 06/06/08)	5,979,547
	6,780,753	Barclays Bank PLC NY, 3.362%, 03/16/09	6,780,753
	3,988,678	Svenska Handelsbanken, 2.938%, 05/06/09 (Callable 08/06/08) * f	3,987,003
	5,983,018	Wachovia Bank, N.A., 4.753%, 05/01/09 (Callable 02/04/09)	5,952,325
			29,085,023
	Repurchase Agreements - 20.0%
	13,561,506	Credit Suisse, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Fannie Mae Collateralized Mortgage Obligations, 5.00 - 6.50%, 09/01/33 - 07/25/37,
		valued at $13,832,969. Repurchase proceeds are $13,562,674.)	13,561,506
	19,943,392	Goldman Sachs, 3.12%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		corporate bond obligations, 4.242 - 8.70%, 03/20/09 - 09/01/25, valued at
		$21,364,247. Repurchase proceeds are $19,945,120.)	19,943,392
	13,960,374	Lehman Brothers, 3.17%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Athilon Capital Corporation Senior Subordinated 144A Notes, 08/09/35 - 01/24/45,
		valued at $14,659,315. Repurchase proceeds are $13,961,604.)	13,960,374
	96,526,017	Morgan Stanley, 2.90%, Dated 03/31/08, Due 04/01/08, (Collateralized by various Freddie
		Mac Collateralized Mortgage Obligations, 3.50 - 6.00%, 03/15/11 - 03/15/36,
		valued at $99,254,273. Repurchase proceeds are $96,533,793.)	96,526,017
	5,185,282	Morgan Stanley, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by a
		Cricket Communications, Inc., Corporate Bond, 9.375%, 11/01/14, valued
		at $6,748,844. Repurchase proceeds are $5,185,728.)	5,185,282
			149,176,571
	Shares
	Money Market Mutual Funds - 2.6%
	9,040,270	Merrill Lynch Premier Institutional Fund	9,040,270
	10,589,941	Reserve Primary Fund	10,589,941
			19,630,211
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $219,412,005 )	219,412,005
	SHORT-TERM INVESTMENTS - 4.1%
	Money Market Fund - 4.1%
	30,972,788	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	30,972,788
		Total Short-Term Investments (Cost $30,972,788)	30,972,788
		Total Investments (Cost $963,585,499) - 128.3%	957,033,719
		Liabilities in Excess of Other Assets - (28.3)%	(211,280,532)
		TOTAL NET ASSETS - 100.0%	$745,753,187

^	Non Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 50,602,999
Level 2 - Other significant observable inputs	900,359,764
Level 3 - Significant unobservable inputs	6,070,956
Total	$ 957,033,719

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 5,659,655
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	91,717
Net purchases (sales/paydowns)	(180,416)
Transfers in and / or out of Level 3 *	500,000
Balance as of 03/31/08	$ 6,070,956

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2008

Principal
Amount		Value
MUNICIPAL BONDS - 87.3%
Arizona - 4.1%
$1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	$1,634,212
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,728,234
1,000,000	Pima County Arizona Independent Development Authority,
	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,207,290
		5,569,736
Arkansas - 0.3%
345,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (Pre-refunded to various dates)	346,894
California - 0.6%
500,000	Golden State Tobacco Securitization Corporation,
	6.25%, 06/01/2033	545,385
230,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (ETM)	263,541
		808,926
Colorado - 8.0%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.875%, 08/01/2012 (ETM)	2,488,140
70,000	Colorado Springs Colorado Utilities Revenue,
	5.80%, 11/15/2010 (ETM)	73,389
	Denver Colorado Convention Center & Hotel Authority Revenue,
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,101,190
2,550,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	2,808,034
3,675,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	4,354,324
		10,825,077
Delaware - 1.2%
1,500,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,645,425
Florida - 10.0%
5,000,000	Coral Gables Florida Health Facility Authority Hospital Revenue,
	5.00%, 08/15/2029 (Pre-refunded to 08/15/2014)	5,526,650
2,355,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,637,835
1,600,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	1,816,096
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (ETM)	406,623
1,470,000	Miami Beach Florida Resort Tax Revenue Bonds,
	6.25%, 10/01/2022 (ETM)	1,741,568
150,000	Orange County Florida Health Revenue,
	8.75%, 10/01/2009 (ETM)	159,405
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,174,360
		13,462,537
Georgia - 0.9%
1,020,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (ETM)	1,180,456

Illinois - 5.9%
1,000,000	Chicago Illinois General Obligation Project and Refunding,
	5.00%, 01/01/2017 (FSA Insured)	1,085,390
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,612,886
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,912,654
1,000,000	Lake County Community High School District No. 128,
	5.00%, 01/01/2013	1,083,640
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue Bonds,
	5.00%, 05/01/2014 (ETM)	2,196,200
		7,890,770
Indiana - 0.3%
285,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	354,358
Iowa - 1.2%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (MBIA Insured)	1,104,970
405,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	445,646
		1,550,616
Louisiana - 2.4%
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	437,208
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,129,930
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,601,931
		3,169,069
Massachusetts - 4.7%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,366,954
Michigan - 2.6%
1,000,000	Cornell Twp Michigan Economic Development Revenue,
	5.875%, 05/01/2018	1,116,060
2,185,000	Detroit Michigan Sewer Disposal Revenue Bonds,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,419,538
		3,535,598
Minnesota - 1.4%
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 02/01/2020	1,297,207
550,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	618,139
		1,915,346
Mississippi - 0.3%
600,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	455,976
Missouri - 1.8%
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,361,900
Nevada - 1.6%
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,160,596
New Jersey - 2.8%
1,000,000	New Jersey State Transportation Trust Fund Authority,
	6.00%, 12/15/2017 (Pre-refunded to 12/15/2011)	1,121,030
	New Jersey State Turnpike Authority: (ETM)
177,000	6.75%, 01/01/2009	183,510

130,000	6.50%, 01/01/2016	149,748
2,000,000	Tobacco Settlement Financing Corporation,
	6.25%, 06/01/2043 (Pre-refunded to 06/01/2013)	2,299,260
		3,753,548
New York - 1.0%
1,000,000	New York, New York,
	5.00%, 03/01/2016 (FGIC Insured)	1,065,420
225,000	TSASC Inc. New York,
	4.75%, 06/01/2022	211,934
		1,277,354
North Carolina - 0.2%
225,000	North Carolina Eastern Municipal Power Agency Power Systems Revenue,
	6.40%, 01/01/2021 (ETM)	269,069
Ohio - 0.1%
150,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (ETM)	174,987
Oklahoma - 2.0%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (ETM)	2,677,349
Pennsylvania - 2.8%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,557,476
780,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	937,989
1,160,000	Pittsburgh Pennsylvania Water & Sewer Authority,
	7.25%, 09/01/2014 (ETM)	1,322,597
		3,818,062
South Carolina - 0.2%
285,000	Greenville South Carolina Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	309,151
South Dakota - 0.5%
610,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	703,068
Tennessee - 1.6%
335,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	347,944
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,847,573
		2,195,517
Texas - 27.4%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,209,386
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,090,520
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,626,645
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (PSF Guaranteed)	1,867,775
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (PSF Guaranteed)	1,085,090
1,720,000	Harris County Texas Health Facilities Development Corporation Hospital Revenue,
	5.50%, 10/01/2019 (ETM)	1,958,254
2,000,000	Harris County Texas,
	5.25%, 10/01/2017 (Pre-refunded to 10/01/2013)	2,222,100
5,050,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	6,081,059
1,920,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (ETM)	2,316,192

1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (MBIA Insured)	1,402,158
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (PSF Guaranteed)	1,890,577
1,050,000	Magnolia Texas Independant School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,155,336
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (PSF Guaranteed)	1,336,359
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,345,351
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,419,229
775,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	820,547
1,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	1,780,798
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (PSF Guaranteed)	2,159,540
575,000	Socorro Texas Independent School District,
	5.25%, 08/15/2012 (PSF Guaranteed)	628,791
345,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	372,300
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (MBIA Insured)	2,112,819
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012 (FSA Insured)	1,085,720
		36,966,546
Utah - 0.5%
605,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (ETM)	703,446
Washington - 0.9%
1,000,000	Snohomish County Washington Public Utilities Revenue Bonds,
	6.80%, 01/01/2020	1,243,120
	TOTAL MUNICIPAL BONDS (Cost $114,649,595)	117,691,451

Shares		Value
SHORT-TERM INVESTMENTS - 5.8%
Money Market Fund - 5.8%
$7,860,577	Fidelity Institutional Tax-Exempt Portfolio,	7,860,577
	Total Short-Term Investments (Cost $7,860,577)	7,860,577
	Total Investments (Cost $122,510,172) - 93.1%	125,552,028
	Other Assets in Excess of Liabilities - 6.9%	9,334,986
	TOTAL NET ASSETS - 100.0%	$134,887,014

ETM - Escrowed to Maturity
^ Non-Income Producing

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 7,860,577
Level 2 - Other significant observable inputs	117,691,451
Level 3 - Significant unobservable inputs	-
Total	$ 125,552,028

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2008

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.8%
Asset Backed Securities - 7.5%
$900,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 4.276%, 02/15/2013	$881,943
223,050	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.45%, 12/25/2027	221,883
600,000	Bayview Financial Acquisition Trust,
	Series 2007-A, 6.205%, 05/28/2037	588,973
42,712	Contimortgage Home Equity Loan Trust,
	Series 1997-5, Class A6, 6.87%, 03/15/2024	42,623
	Countrywide Asset-Backed Certificates:
600,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	533,501
1,000,000	Series 2005-13, Class AF3, 5.43%, 04/25/2036	967,346
400,000	Series 2006-S9, Class A3, 5.728%, 08/25/2036	363,295
1,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	985,083
1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	1,203,755
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	593,201
475,000	Discover Card Master Trust I,
	Series 2005-2, Class A, 4.266%, 04/17/2012	468,858
	GMAC Mortgage Corporation Loan Trust:
5,027	Series 2004-HE5, Class A3, 3.97%, 09/25/2034	4,961
500,000	Series 2005-HE3, Class A2, 3.526%, 02/25/2036	354,737
	Green Tree Financial Corporation:
33,414	Series 1997-1, Class A5, 6.86%, 03/15/2028	34,019
97,453	Series 1997-4, Class A5, 6.88%, 02/15/2029	98,474
1,058,620	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,054,761
385,642	Series 1998-4, Class A5, 6.18%, 04/01/2030	368,769
61,823	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	55,460
	Renaissance Home Equity Loan Trust:
519,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	479,088
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	498,098
275,002	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	256,644
375,088	Residential Asset Securities Corporation,
	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	337,519
400,000	Stingray Pass-Thru Certificates,
	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007; Cost $380,000) *	96,000
300,000	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	286,344
		10,775,335
Financial - 11.4%
1,000,000	American General Finance,
	6.90%, 12/15/2017	977,274
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	565,120
300,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	388,244
200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 06/09/2008)	195,750
400,000	Bear Stearns Co. Inc., Series B,
	6.95%, 08/10/2012	400,197
1,000,000	Capital One Bank Notes,
	4.875%, 05/15/2008	998,491

170,000	Capmark Financial Group, Inc.,
	5.875%, 05/10/2012 (Acquired 08/06/2007; Cost $152,024) *	107,708
	CIT Group, Inc.:
250,000	7.625%, 11/30/2012	207,784
400,000	6.10%, 03/15/2067 (Callable 03/15/2017)	178,204
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2077 (Callable 12/21/2037)	689,761
625,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	507,111
424,000	Equitable Cos, Inc.,
	6.50%, 04/01/2008	424,000
500,000	Export-Import Bank Korea Notes,
	4.625%, 03/16/2010 f	506,969
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 06/09/2008)	509,579
600,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	658,906
250,000	First Union Capital,
	7.935%, 01/15/2027	256,164
	General Motors Acceptance Corporation Notes:
75,000	7.75%, 01/19/2010	64,872
400,000	6.875%, 09/15/2011	306,146
250,000	6.75%, 12/01/2014	176,925
350,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 and 12/04/2006; Cost $148,928 and	341,997
	$198,740) *
30,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006; Cost $33,031) *	33,808
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $115,000) *	111,457
300,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	207,000
300,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	241,059
400,000	Lehman Brothers Holdings Senior Notes,
	8.80%, 03/01/2015	430,500
375,000	Liberty Mutual Insurance Notes,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $239,982) *	351,996
500,000	Manufacturer & Traders Trust Co.,
	6.625%, 12/04/2017	479,137
100,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	96,610
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $700,000) *	686,000
259,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	252,304
475,000	Popular North America Inc.,
	5.65%, 04/15/2009	472,531
100,000	Principal Financial Group (AU) Senior Notes,
	8.20%, 08/15/2009 (Acquired 09/16/2005; Cost $112,015) * f	105,780
1,300,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	876,688
375,000	Residential Capital Corporation,
	6.875%, 06/30/2015	181,875
200,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	218,206
700,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	650,636
1,200,000	Toll Road Inv. Part II, Series 1999B
	0.00%, 02/15/2009 (Acquired 02/04/2008; Cost $1,140,000) * ^	1,169,198
300,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	264,607

1,400,000	Washington Mutual Preferred Funding Trust III,
	6.895%, 12/31/2049 (Callable 06/15/2012) (Acquired 12/12/2007 and 02/05/2008;	756,000
	Cost $726,000 and $136,000) *
275,000	Western Financial Bank,
	9.625%, 05/15/2012 (Callable 05/15/2009)	291,635
		16,338,229
Industrial - 11.6%
300,000	AOL Time Warner, Inc.,
	7.625%, 04/15/2031	313,773
100,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	121,359
443,164	Atlas Air, Inc. Pass-Thru Certificates,
	Series 2000-1, 8.707%, 01/02/2019	460,890
	Bunge Ltd. Finance Corporation Notes:
150,000	5.35%, 04/15/2014	152,002
100,000	5.10%, 07/15/2015	99,169
375,000	Clear Channel Communications,
	4.50%, 01/15/2010	343,125
500,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	593,424
	Continental Airlines, Inc. Pass-Thru Certificates:
43,115	Series 1998-1, 6.541%, 09/15/2009	42,953
204,875	Series 2000-2, 8.312%, 10/02/2012	191,559
59,997	Series 1997-4, 6.90%, 01/02/2018	57,747
100,000	COX Communications Inc. Notes,
	7.875%, 08/15/2009	104,663
750,000	CSX Corporation,
	6.25%, 04/01/2015	760,546
100,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f	119,958
250,000	Donnelley (R.R.) & Sons Co.,
	6.125%, 01/15/2017	229,191
400,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $398,940) * f	403,394
430,419	Federal Express Corporation Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014	492,971
500,000	First Data Corporation,
	9.875%, 09/24/2015 (Callable 09/30/2011) (Acquired 10/17/2007; Cost $479,375) *	411,250
475,000	Fiserv, Inc.,
	6.125%, 11/20/2012	489,494
400,000	Ford Motor Company Debentures,
	9.215%, 09/15/2021	315,000
175,000	General Motors Nova Scotia Finance Company,
	6.85%, 10/15/2008 f	171,500
350,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	342,038
350,000	Health Management Association,
	6.125%, 04/15/2016	295,750
150,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 06/23/2005; Cost $161,474) * f	151,085
300,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	264,143
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018 (Acquired 02/14/2008; Cost $249,800) *	255,921
350,000	New York Telephone Company Debentures,
	8.625%, 11/15/2010	386,365
200,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	197,686
400,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010	448,000
300,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	310,676

500,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 09/27/2007; Cost $499,100) *	500,292
200,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $197,602) * f	196,601
	Sprint Capital Corporation:
300,000	6.125%, 11/15/2008	297,750
200,000	6.90%, 05/01/2019	157,500
300,000	8.75%, 03/15/2032	253,500
250,000	Sungard Data Systems Inc. Notes,
	3.75%, 01/15/2009	244,375
175,000	TCI Communications, Inc. Debentures,
	7.875%, 08/01/2013	191,862
350,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	330,546
200,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	204,984
92,000	Time Warner Companies, Inc.,
	6.875%, 06/15/2018	92,288
25,000	Time Warner Entertainment Senior Notes,
	8.875%, 10/01/2012	27,880
500,000	Transocean Inc.,
	6.80%, 03/15/2038 f	510,781
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 (Acquired 09/20/2007; Cost $497,720) * f	521,682
	Tyco International Group S.A.: f
150,000	6.125%, 01/15/2009	151,717
50,000	6.00%, 11/15/2013	50,208
322,000	USX Corporation Senior Unsecured Notes,
	9.125%, 01/15/2013	377,250
	United AirLines, Inc. Pass-Thru Certificates:
183,718	Series 2001-1, Class A-2, 6.201%, 09/01/2008	181,881
73,583	Series 2000-2, Class C, 7.762%, 12/31/2049	66,224
1,000,000	Unitedhealth Group, Inc. Senior Unsecured Notes,
	6.00%, 02/15/2018	979,517
250,000	Univision Communication, Inc.,
	3.875%, 10/15/2008	243,438
701,123	US Airways Pass-Thru Trust,
	Series 1998-1, 7.35%, 07/30/2019	634,516
	Vale Overseas Limited: f
100,000	8.25%, 01/17/2034	111,666
125,000	6.875%, 11/21/2036	121,964
150,000	Viacom, Inc.,
	7.70%, 07/30/2010	157,856
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	146,015
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	406,784
500,000	6.15%, 02/27/2037	466,048
500,000	Vulcan Materials,
	7.15%, 11/30/2037	510,532
		16,661,289
Mortgage Backed Securities - 39.2%
	Bank of America Alternative Loan Trust:
178,382	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	168,730
363,584	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	341,156
700,000	Chase Mortgage Finance Corporation,
	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	614,150
	Citigroup Mortgage Loan Trust, Inc.:
245,440	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	237,108
352,991	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	337,738

	Countrywide Alternative Loan Trust:
341,861	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	321,732
294,507	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	286,235
1,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	974,927
412,783	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	393,390
960,684	DLJ Commercial Mortgage Corporation,
	Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	984,913
	Federal Gold Loan Mortgage Corporation (FGLMC):
582,967	5.50%, 11/01/2017	597,960
588,091	5.00%, 12/01/2020	595,304
284,196	6.00%, 06/01/2021	292,686
161,630	6.50%, 12/01/2028	169,225
78,045	6.50%, 06/01/2029	81,782
	Federal Home Loan Mortgage Corporation (FHLMC):
1,034,690	5.00%, 05/01/2021	1,047,382
4,123,014	5.50%, 04/01/2037	4,167,348
344,163	Series 3122, Class VA, 6.00%, 01/15/2017	358,468
2,843,670	Series R010, Class VA, 5.50%, 04/15/2017	2,954,544
2,092,615	Series R010, Class AB, 5.50%, 12/15/2019	2,154,050
16,296	Series 1053, Class G, 7.00%, 03/15/2021	17,112
36,057	Series 136, Class E, 6.00%, 04/15/2021	35,999
300,000	Series 2673, Class NC, 5.50%, 05/15/2021	311,641
253,785	Series 2804, Class VC, 5.00%, 07/15/2021	256,921
33,883	Series 1122, Class G, 7.00%, 08/15/2021	35,101
78,841	Series 1186, Class I, 7.00%, 12/15/2021	83,394
196,286	Series 3132, Class MA, 5.50%, 12/15/2023	202,293
157,230	Series 2598, Class QC, 4.50%, 06/15/2027	157,519
	Federal National Mortgage Association (FNMA):
245,661	5.00%, 02/01/2018	249,325
171,448	5.00%, 10/01/2018	173,878
170,121	5.00%, 11/01/2018	172,532
1,127,771	5.50%, 03/01/2023	1,148,644
829,832	5.50%, 07/01/2023	845,190
1,133,705	5.50%, 12/01/2023	1,154,688
297,502	6.00%, 03/01/2026	305,938
125,260	6.50%, 09/01/2028	130,996
247,257	6.50%, 02/01/2029	258,579
206,290	5.50%, 01/01/2032	209,167
204,825	5.50%, 02/01/2035	207,287
3,475,287	5.50%, 02/01/2035	3,517,054
4,151,926	5.50%, 04/01/2036	4,199,680
1,930,430	6.00%, 08/01/2037	1,959,971
15,354	Series 1989-94, Class G, 7.50%, 12/25/2019	16,676
65,628	Series 1990-15, Class J, 7.00%, 02/25/2020	69,332
12,894	Series 1991-21, Class J, 7.00%, 03/25/2021	13,758
237,373	Series 1991-43, Class J, 7.00%, 05/25/2021	254,289
317,905	Series 1991-65, Class Z, 6.50%, 06/25/2021	337,175
481,233	Series 1992-129, Class L, 6.00%, 07/25/2022	503,776
1,449,697	Series 2003-33, Class LD, 4.25%, 09/25/2022	1,464,365
95,117	Series 1993-32, Class H, 6.00%, 03/25/2023	98,272
511,238	Series 1993-58, Class H, 5.50%, 04/25/2023	530,679
197,349	Series 2003-31, Class KG, 4.50%, 12/25/2028	198,669
44,638	Series 2003-44, Class AB, 3.75%, 05/25/2033	43,389
983,782	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	949,820
822,425	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	774,160
1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,434,418
	First Horizon Alternative Mortgage Securities:
276,650	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	267,329
2,489,392	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	2,330,422

825,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	840,665
	GE Capital Commercial Mortgage Corporation:
769,146	Series 2000-1, Class A2, 6.496%, 01/15/2033	787,315
1,300,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,257,498
600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	603,803
1,500,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,390,736
	Government National Mortgage Association (GNMA):
142,517	6.00%, 12/20/2028	147,687
52,552	6.50%, 01/20/2029	54,987
137,014	6.00%, 11/20/2033	141,733
779,710	Series 2003-2, Class PB, 5.50%, 03/20/2032	798,145
1,848,275	J.P. Morgan Alternative Loan Trust,
	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,849,431
	J.P. Morgan Mortgage Trust:
500,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	456,136
700,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	634,974
	Master Alternative Loans Trust:
964,206	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	919,498
578,600	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	565,147
178,353	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	159,515
1,303,367	Salomon Brothers Mortgage Securities VII,
	Series 2000-C2, Class A2, 7.455%, 07/18/2033	1,344,340
1,250,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,225,949
	Washington Mutual, Inc. Pass-Thru Certificates:
196,206	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	197,126
634,283	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	619,091
209,774	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	214,494
		56,206,536
Taxable Municipal Bonds - 0.5%
500,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	489,375
261,849	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	255,732
		745,107
Utilities - 3.0%
165,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	173,732
200,000	Commonwealth Edison,
	5.40%, 12/15/2011	203,887
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	150,729
1,000,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067 (Callable 09/01/2017)	978,027
250,000	Kinder Morgan Energy Partners Senior Notes,
	6.95%, 01/15/2038	245,342
300,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	284,250
70,653	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $78,582) *	71,340
400,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	427,489
50,000	Pacific Gas & Electric Company 1st Mortgage,
	6.05%, 03/01/2034	49,017
300,000	Pepco Holdings, Inc.,
	6.125%, 06/01/2017	306,184
200,000	PPL Energy Supply LLC,
	6.20%, 05/15/2016	197,109
200,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011	211,547

287,013	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	337,174
300,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502) *	293,259
	Williams Cos. Inc. Notes:
100,000	7.125%, 09/01/2011	106,250
200,000	7.875%, 09/01/2021	216,750
		4,252,086
U.S. Government Agency Issues - 12.8%
16,825,000	Federal National Mortgage Association (FNMA),
	6.00%, 05/15/2011	18,394,352
		18,394,352
U.S. Treasury Obligations - 10.8%
12,625,000	U.S. Treasury Bond,
	6.25%, 08/15/2023	15,539,595
	Total Long-Term Investments (Cost $139,858,309)	138,912,529
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 36.4%
Commercial Paper - 3.4%
1,090,557	KKR Atlantic Funding Trust, 3.059%, 03/25/09 #	1,090,557
954,750	Old Line Funding LLC, 3.167%, 04/21/08	953,232
957,997	Ranger Funding Company LLC, 2.703%, 04/04/08	957,709
954,750	Thames Asset Global Securities Corporation, 2.857%, 04/17/08	953,519
954,750	Tulip Funding Corporation, 2.856%, 04/21/08	953,232
		4,908,249
Corporate Bonds & Notes - 4.8%
1,527,601	Allstate Life Global Financial Trust, 3.332%, 03/20/09	1,528,441
1,432,126	Bank of Scotland PLC, 4.614%, 06/05/09 (Callable 06/06/08)	1,431,295
1,623,076	Barclays Bank PLC NY, 3.362%, 03/16/09	1,623,076
954,750	Svenska Handelsbanken, 2.938%, 05/06/09 (Callable 08/06/08) * f	954,349
1,432,126	Wachovia Bank, N.A., 4.753%, 05/01/09 (Callable 02/04/09)	1,424,779
		6,961,940
Repurchase Agreements - 24.9%
3,246,152	Credit Suisse, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
	Fannie Mae Collateralized Mortgage Obligations, 5.00 - 6.50%, 09/01/33 - 07/25/37,
	valued at $3,311,130. Repurchase proceeds are $3,246,431.)	3,246,152
4,773,752	Goldman Sachs, 3.12%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
	corporate bond obligations, 4.242 - 8.70%, 03/20/09 - 09/01/25, valued at
	$5,113,856. Repurchase proceeds are $4,774,166.)	4,773,752
3,341,627	Lehman Brothers, 3.17%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
	Athilon Capital Corporation Senior Subordinated 144A Notes, 08/09/35 - 01/24/45,
	valued at $3,508,929. Repurchase proceeds are $3,341,921.)	3,341,627
23,104,962	Morgan Stanley, 2.90%, Dated 03/31/08, Due 04/01/08, (Collateralized by various Freddie
	Mac Collateralized Mortgage Obligations, 3.50 - 6.00%, 03/15/11 - 03/15/36,
	valued at $23,758,011. Repurchase proceeds are $23,106,823.)	23,104,962
1,241,176	Morgan Stanley, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by a
	Cricket Communications, Inc., Corporate Bond, 9.375%, 11/01/14, valued
	at $1,615,438. Repurchase proceeds are $1,241,283.)	1,241,176
		35,707,669
Shares
Money Market Mutual Funds - 3.3%
2,163,926	Merrill Lynch Premier Institutional Fund	2,163,926
2,534,863	Reserve Primary Fund	2,534,863
		4,698,789
	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $52,276,647 )	52,276,647

	SHORT-TERM INVESTMENTS - 4.9%
	Money Market Fund - 4.9%
	6,985,197	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	6,985,197
	Total Short-Term Investments (Cost $6,985,197)		6,985,197
	Total Investments (Cost $199,120,153) - 138.1%		198,174,373
	Liabilities in Excess of Other Assets - (38.1)%		(54,646,236)
	TOTAL NET ASSETS - 100.0%		$143,528,137

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 11,683,986
Level 2 - Other significant observable inputs	185,399,830
Level 3 - Significant unobservable inputs	1,090,557
Total	$ 198,174,373

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 1,107,921
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	17,954
Net purchases (sales/paydowns)	(35,318)
Transfers in and / or out of Level 3 *	-
Balance as of 03/31/08	$ 1,090,557

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2008

Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.7%
Asset Backed Securities - 8.2%
171,667	AESOP Funding II LLC,
	Series 2005-1A, Class A1, 3.95%, 04/20/2009 (Acquired 02/17/2005	171,499
	and 07/27/2007; Cost $199,963 and $309,881) *
118,891	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A2, 4.696%, 04/28/2039	118,650
387,011	CitiFinancial Mortgage Securities, Inc.,
	Series 2004-1, Class AF2, 2.645%, 04/25/2034	381,812
	Countrywide Asset-Backed Certificates:
1,500,000	Series 2006-S7, Class A2, 5.571%, 11/25/2035	1,247,131
1,153,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	1,148,294
2,025,000	Series 2005-13, Class AF2, 5.294%, 04/25/2036	2,018,267
2,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,970,166
1,245,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,193,613
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,444,482
	Discover Card Master Trust I:
550,000	Series 2003-4, Class A1, 2.928%, 05/15/2011	545,558
1,225,000	Series 2005-2, Class A, 2.848%, 04/17/2012	1,209,160
2,001,275	Ford Credit Auto Owner Trust,
	Series 2005-B, Class A4, 4.38%, 01/15/2010	2,003,173
3,500,000	GMAC Mortgage Corporation Loan Trust,
	Series 2005-HE3, Class A2, 2.75%, 02/25/2036	2,483,156
	Green Tree Financial Corporation:
67,661	Series 1998-2, Class A5, 6.24%, 11/01/2016	69,955
746,910	Series 1998-3, Class A5, 6.22%, 03/01/2030	744,187
820,895	Series 1999-3, Class A6, 6.50%, 02/01/2031	825,292
1,500,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,452,257
367,801	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	372,062
		19,398,714
Financial - 16.8%
1,000,000	American General Finance Corporation Notes,
	4.00%, 03/15/2011	944,472
250,000	Bank Tokyo - Mitsubishi UFJ Ltd.,
	8.40%, 04/15/2010 f	273,960
251,000	Bank United Notes,
	8.00%, 03/15/2009	237,446
472,000	Bankers Trust Corporation Subordinated Notes,
	7.375%, 05/01/2008	473,519
383,000	Bayerische Landesbank Yankee Deposit Notes,
	5.65%, 02/01/2009 f	391,066
1,550,000	Bear Stearns Co. Incorporated,
	2.875%, 07/02/2008	1,512,172
1,000,000	Capital One Bank Notes,
	4.875%, 05/15/2008	998,491
500,000	Charles Schwab Corporation Senior Notes,
	8.05%, 03/01/2010	537,464
	Citifinancial Debentures:
1,000,000	10.00%, 12/01/2008	1,044,729
375,000	10.00%, 05/15/2009	400,362
	Compass Bank Subordinated Notes:
1,000,000	6.45%, 05/01/2009	1,014,356
850,000	8.10%, 08/15/2009	883,752
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 01/26/2006 and 05/31/2006; Cost	403,962
	$211,938 and $196,930) *

1,000,000	Countrywide Home Loans Notes,
	4.125%, 09/15/2009	900,969
537,000	Credit Suisse First Boston USA Inc. Senior Notes,
	6.50%, 06/01/2008	539,303
175,000	Export-Import Bank Korea Notes,
	4.625%, 03/16/2010 f	177,439
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 06/09/2008)	1,019,159
1,500,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,647,265
500,000	First Tennessee Bank,
	5.316%, 12/08/2008 (Callable 06/08/2008)	499,005
800,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 06/09/2008)	819,726
273,000	Goldman Sachs Group, Inc. Senior Unsubordinated Notes,
	7.80%, 01/28/2010	292,404
350,000	HSBC Finance Corporation Notes,
	3.07%, 05/21/2008	350,144
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 06/09/2008) (Acquired 11/06/2007;	1,541,149
	Cost $1,562,192) *
575,000	Key Bank NA Subordinated Notes,
	6.50%, 10/15/2027 (Callable and Putable 04/15/2008)	578,558
600,000	Korea Development Bank Notes,
	3.875%, 03/02/2009 f	598,646
400,000	Lehman Brothers Holdings, Inc. Notes,
	3.50%, 08/07/2008	393,872
2,671,000	MBNA Capital Series A,
	8.278%, 12/01/2026 (Callable 06/09/2008)	2,679,342
438,000	Morgan Stanley,
	8.00%, 06/15/2010	464,785
1,300,000	National City Bank of Ohio,
	3.30%, 05/15/2008	1,293,066
245,000	National City Corporation,
	5.75%, 02/01/2009	241,307
720,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 06/09/2008)	739,778
625,000	New York Life Global Funding,
	3.875%, 01/15/2009 (Acquired 01/23/2006; Cost $608,075) *	629,739
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 06/09/2008)	862,991
1,333,000	PNC Financial Services Subordinated Notes,
	9.65%, 06/15/2009	1,417,549
1,050,000	PNC Funding Corporation,
	6.125%, 02/15/2009	1,057,347
	Popular North America, Inc.:
1,530,000	4.25%, 04/01/2008	1,530,000
365,000	4.70%, 06/30/2009	365,765
1,500,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009 (Acquired 05/10/2007; Cost $1,440,000) * #	750,000
275,000	Principal Life Global,
	3.625%, 04/30/2008 (Acquired 08/17/2005; Cost $268,452) *	274,985
455,000	Republic New York Corporation Subordinated Notes,
	9.70%, 02/01/2009	475,065
1,050,000	Residential Capital Corporation,
	6.125%, 11/21/2008	724,500
550,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	600,068
1,065,000	SLM Corporation Notes,
	3.95%, 08/15/2008	1,051,109
2,400,000	Toll Road Inv. Part II, Series 1999B,
	0.00%, 02/15/2009 (Acquired 02/04/2008; Cost $2,280,000) * ^	2,338,397
850,000	Unum Group,
	5.859%, 05/15/2009	875,265
185,000	Wachovia Corporation,
	6.30%, 04/15/2028	185,117

1,419,000	Washington Mutual Inc. Subordinated Notes,
	8.25%, 04/01/2010	1,234,530
1,175,000	Western Financial Bank Subordinated Debentures,
	9.625%, 05/15/2012 (Callable 05/15/2009)	1,246,078
		39,510,173
Industrial - 16.3%
1,500,000	Ametek, Inc. Senior Notes,
	7.20%, 07/15/2008	1,515,274
150,000	BellSouth Telecommunication Debentures,
	5.875%, 01/15/2009	152,456
225,000	British Telecom PLC Notes,
	8.625%, 12/15/2010 f	247,447
1,550,000	Bunge Limited Finance Corporation,
	4.375%, 12/15/2008	1,558,426
874,000	Cadbury Schweppes U.S. Finance Notes,
	3.875%, 10/01/2008 (Acquired 08/30/2005 and 02/14/2007; Cost	872,117
	$685,461 and $170,084) *
500,000	Clear Channel Communications Senior Notes,
	7.65%, 09/15/2010	528,102
950,000	Comcast Cable Communications, Inc. Notes,
	6.20%, 11/15/2008	961,358
500,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	593,425
1,570,000	Computer Sciences Corporation Notes,
	3.50%, 04/15/2008	1,569,629
	COX Communications Inc. Notes:
1,000,000	3.875%, 10/01/2008	998,716
581,000	7.875%, 08/15/2009	608,090
1,625,000	Developers Diversified Realty Corp.,
	3.875%, 01/30/2009	1,600,682
662,000	Devon Energy Corporation Debentures,
	10.125%, 11/15/2009	732,817
1,000,000	Donnelley (R.R.) & Sons Notes,
	3.75%, 04/01/2009	990,051
	Fiserv Inc.:
1,000,000	3.00%, 06/27/2008	999,244
500,000	6.125%, 11/20/2012	515,257
1,423,000	FMC Corporation Notes,
	7.00%, 05/15/2008	1,426,597
	Halliburton Company Notes:
225,000	5.625%, 12/01/2008	228,339
500,000	5.50%, 10/15/2010	526,437
1,000,000	ICI Wilmington, Inc.,
	4.375%, 12/01/2008	1,005,178
675,000	International Paper Company Notes,
	4.00%, 04/01/2010	663,462
1,395,000	Macy's Retail Holdings Inc.,
	6.625%, 09/01/2008	1,401,478
1,250,000	Masco Corporation,
	5.75%, 10/15/2008	1,258,185
1,450,000	News America Holdings,
	7.375%, 10/17/2008	1,468,901
	PEMEX Project Funding Master Trust:
7,000	6.125%, 08/15/2008	7,045
400,000	9.125%, 10/13/2010	448,000
1,787,000	Rio Tinto Financial USA Ltd.,
	2.625%, 09/30/2008 f	1,774,170
2,075,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 07/07/2006, 05/04/2007 and 02/08/2008;	2,076,214
	Cost $989,890, $574,425 and $500,650, respectively) *
	Sprint Capital Corporation Notes,
1,000,000	6.125%, 11/15/2008	992,500
1,500,000	6.375%, 05/01/2009	1,477,500
1,500,000	Telecom Italia Capital,
	4.00%, 11/15/2008 f	1,486,230

1,600,000	Transocean Inc.,
	3.214%, 09/05/2008 (Callable 06/09/2008) f	1,592,021
800,000	Tyco International Group SA,
	6.125%, 11/01/2008 f	805,983
272,175	United AirLines, Inc. Pass-Thru Certificates,
	Series 2001-1, Class A-2, 6.201%, 09/01/2008	269,453
1,825,000	Viacom, Inc. Senior Notes,
	7.70%, 07/30/2010	1,920,581
	Vodafone Group PLC: f
1,105,000	7.75%, 02/15/2010	1,171,046
1,000,000	5.50%, 06/15/2011	1,016,960
	Waste Management, Inc.:
550,000	6.50%, 11/15/2008	560,938
200,000	6.875%, 05/15/2009	205,176
		38,225,485
Mortgage Backed Securities - 19.0%
861,896	Bank of America Alternative Loan Trust,
	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	823,413
	Citicorp Mortgage Securities, Inc.:
241,072	Series 2003-11, Class 2A8, 5.50%, 12/25/2033	236,071
710,516	Series 2004-3, Class A2, 5.25%, 05/25/2034	691,962
412,799	Series 2004-4, Class A2, 5.25%, 06/25/2034	396,876
	Countrywide Alternative Loan Trust:
1,298,484	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,234,947
2,948,840	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	2,891,830
860,283	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	846,668
1,316,949	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,292,817
2,860,592	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 1998-C2, Class A2, 6.30%, 11/15/2030	2,871,216
	Deutsche Alternative Securities Inc. Mortgage:
782,110	Series 2003-3, Class 2A5, 5.00%, 10/25/2033	778,390
2,063,245	Series 2005-4, Class A2, 5.05%, 09/25/2035	2,043,595
3,122,223	DLJ Commercial Mortgage Corporation,
	Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	3,200,967
	Federal Home Loan Mortgage Corporation (FHLMC):
73,884	Series 2548, Class HA, 4.50%, 01/15/2010	74,661
539,467	Series 2835, Class VK, 5.50%, 11/15/2012	551,201
834,075	Series 3033, Class LU, 5.50%, 03/15/2013	865,761
2,320,184	Series 3124, Class VP, 6.00%, 06/15/2014	2,432,694
3,243,984	Series R014, Class AL, 5.50%, 10/15/2014	3,289,370
285,491	Series 2789, Class VM, 5.50%, 04/15/2015	295,536
1,000,000	Series 2390, Class PW, 6.00%, 04/15/2015	1,014,587
1,513,942	Series 2857, Class VA, 5.00%, 09/15/2015	1,554,094
183,288	Series 2541, Class JB, 5.00%, 02/15/2016	186,120
547,350	Series 2970, Class DA, 5.50%, 01/15/2023	564,019
	Federal National Mortgage Association (FNMA):
555,353	5.50%, 07/01/2015	576,747
1,000,000	Series 2003-27, Class OJ, 5.00%, 07/25/2015	1,012,606
1,049,824	Series 2003-24, Class LC, 5.00%, 12/25/2015	1,064,876
754,483	Series 2006-B1, Class AB, 6.00%, 06/25/2016	767,951
1,710,926	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,651,860
4,200,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	4,154,826
2,000,000	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,957,497
600,611	Merrill Lynch Mortgage Investors Inc.,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	587,880
891,245	Residential Accredit Loans Inc.,
	Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	888,171
	Salomon Brothers Mortgage Securities VII:
1,623,561	Series 2000-C1, Class A2, 7.52%, 12/18/2009	1,668,107
1,000,000	Series 2001-C2, Class A3, 6.50%, 10/13/2011	1,024,966
	Washington Mutual, Inc. Pass-Thru Certificates:
614,040	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	588,244
542,314	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	526,964
		44,607,490

Taxable Municipal Bonds - 1.8%
505,591	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	506,476
560,000	Missouri State Housing Development Revenue Bond,
	5.74%, 03/01/2037	567,151
1,500,000	Pennsylvania State Turnpike Commission,
	5.29%, 10/15/2009	1,512,780
385,000	Redding California Redevelopment Agency Tax Allocation,
	6.00%, 09/01/2010	391,233
370,000	Richmond Joint Powers Financing Authority Tax Allocation,
	7.35%, 09/01/2010	383,065
886,259	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	865,555
		4,226,260
Utilities - 4.8%
1,000,000	Baltimore Gas & Electric Company Notes,
	5.78%, 10/01/2008	1,009,895
940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	989,746
1,500,000	Consumers Energy Company, Series C,
	4.25%, 04/15/2008	1,499,996
255,000	Dominion Resources Inc.,
	5.687%, 05/15/2008	255,513
1,000,000	Kinder Morgan Energy Partners Senior Notes,
	6.30%, 02/01/2009	1,019,556
500,000	MidAmerican Energy Holdings Company Senior Notes,
	7.52%, 09/15/2008	507,710
1,000,000	NiSource Finance Corporation,
	7.875%, 11/15/2010	1,087,052
1,682,000	Panhandle Eastern Pipeline Senior Notes,
	4.80%, 08/15/2008	1,684,097
1,000,000	Pepco Holdings, Inc. Notes,
	6.246%, 06/01/2010 (Callable 06/09/2008)	998,247
350,000	PPL Capital Funding Trust I, Series A,
	4.33%, 03/01/2009	351,917
250,000	PSE&G Power LLC,
	3.75%, 04/01/2009	247,895
968,000	Public Service New Mexico Senior Notes,
	4.40%, 09/15/2008	965,975
598,000	Texas-New Mexico Power Co.,
	6.125%, 06/01/2008 (Callable 04/09/2008)	598,282
		11,215,881
U.S. Government Agency Issues - 19.4%
	Federal National Mortgage Association (FNMA):
27,600,000	6.00%, 05/15/2011	30,174,390
15,200,000	3.625%, 02/12/2013	15,462,565
		45,636,955
U.S. Treasury Obligations - 9.4%
20,250,000	U.S. Treasury Note,
	4.875%, 04/30/2011	22,063,003
	Total Long-Term Investments (Cost $224,576,400)	224,883,961

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 30.9%
Commercial Paper - 2.9%
1,392,989	KKR Atlantic Funding Trust, 3.059%, 03/25/09 #	1,392,989
1,326,215	Old Line Funding LLC, 3.167%, 04/21/08	1,324,106
1,330,724	Ranger Funding Company LLC, 2.703%, 04/04/08	1,330,325
1,326,215	Thames Asset Global Securities Corporation, 2.857%, 04/17/08	1,324,504
1,326,215	Tulip Funding Corporation, 2.856%, 04/21/08	1,324,106
		6,696,030
Corporate Bonds & Notes - 4.1%
2,121,944	Allstate Life Global Financial Trust, 3.332%, 03/20/09	2,123,111
1,989,323	Bank of Scotland PLC, 4.614%, 06/05/09 (Callable 06/06/08)	1,988,169
2,254,566	Barclays Bank PLC NY, 3.362%, 03/16/09	2,254,566

	1,326,215	Svenska Handelsbanken, 2.938%, 05/06/09 (Callable 08/06/08) * f	1,325,658
	1,989,323	Wachovia Bank, N.A., 4.753%, 05/01/09 (Callable 02/04/09)	1,979,118
			9,670,622
	Repurchase Agreements - 21.1%
	4,509,132	Credit Suisse, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Fannie Mae Collateralized Mortgage Obligations, 5.00 - 6.50%, 09/01/33 - 07/25/37,
		valued at $4,599,392. Repurchase proceeds are $4,509,520.)	4,509,132
	6,631,076	Goldman Sachs, 3.12%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		corporate bond obligations, 4.242 - 8.70%, 03/20/09 - 09/01/25, valued at
		$7,103,503. Repurchase proceeds are $6,631,650.)	6,631,076
	4,641,753	Lehman Brothers, 3.17%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Athilon Capital Corporation Senior Subordinated 144A Notes, 08/09/35 - 01/24/45,
		valued at $4,874,147. Repurchase proceeds are $4,642,162.)	4,641,753
	32,094,407	Morgan Stanley, 2.90%, Dated 03/31/08, Due 04/01/08, (Collateralized by various Freddie
		Mac Collateralized Mortgage Obligations, 3.50 - 6.00%, 03/15/11 - 03/15/36,
		valued at $33,001,538. Repurchase proceeds are $32,096,992.)	32,094,407
	1,724,080	Morgan Stanley, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by a
		Cricket Communications, Inc., Corporate Bond, 9.375%, 11/01/14, valued
		at $2,243,956. Repurchase proceeds are $1,724,228.)	1,724,080
			49,600,448
	Shares
	Money Market Mutual Funds - 2.8%
	3,005,844	Merrill Lynch Premier Institutional Fund	3,005,844
	3,521,101	Reserve Primary Fund	3,521,101
			6,526,945
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $72,494,045 )	72,494,045
	SHORT-TERM INVESTMENTS - 2.7%
	Money Market Fund - 2.7%
	6,342,505	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	6,342,505
		Total Short-Term Investments (Cost $6,342,505)	6,342,505
		Total Investments (Cost $303,412,950) - 129.3%	303,720,511
		Liabilities in Excess of Other Assets - (29.3)%	(68,833,122)
		TOTAL NET ASSETS - 100.0%	$234,887,389

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 12,869,450
Level 2 - Other significant observable inputs	288,708,072
Level 3 - Significant unobservable inputs	2,142,989
Total	$ 303,720,511

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 1,415,168
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	22,933
Net purchases (sales/paydowns)	(45,112)
Transfers in and / or out of Level 3 *	750,000
Balance as of 03/31/08	$ 2,142,989

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird LargeCap Fund
Schedule of Investments
March 31, 2008

Shares		Value
	COMMON STOCKS - 99.3%
	Aerospace & Defense - 2.0%
9,350	Honeywell International, Inc.	$527,527
	Auto Components - 2.6%
19,827	Johnson Controls, Inc.	670,152
	Biotechnology - 5.7%
7,750	Celgene Corp.*	474,998
4,717	Genentech, Inc.*	382,926
12,002	Gilead Sciences, Inc.*	618,463
		1,476,387
	Capital Markets - 5.7%
800	The Goldman Sachs Group, Inc.	132,312
6,494	Northern Trust Corporation	431,656
7,426	State Street Corporation	586,654
6,500	T. Rowe Price Group, Inc.	325,000
		1,475,622
	Chemicals - 4.2%
11,868	Ecolab, Inc.	515,427
6,734	Praxair, Inc.	567,205
		1,082,632
	Commercial Banks - 0.5%
5,810	Marshall & Ilsley Corporation	134,792
	Communications Equipment - 6.6%
27,396	Cisco Systems, Inc.*	659,970
29,473	Corning Incorporated*	708,531
2,975	Research In Motion Limited*	333,884
		1,702,385
	Computers & Peripherals - 6.3%
5,299	Apple Computer, Inc.*	760,406
11,400	Hewlett-Packard Company	520,524
18,097	NetApp, Inc.*	362,845
		1,643,775
	Diversified Consumer Services - 0.6%
3,600	Apollo Group Incorporated - Class A*	155,520
	Electrical Equipment - 2.8%
14,030	Emerson Electric Company	721,984
	Electronic Equipment & Instruments - 2.1%
18,077	Agilent Technologies, Inc.*	539,237
	Energy Equipment & Services - 4.3%
6,231	Schlumberger Limited f	542,097
7,995	Weatherford International Ltd.* f	579,398
		1,121,495
	Food & Staples Retailing - 5.5%
6,533	Costco Wholesale Corp.	424,449
16,775	Sysco Corporation	486,811
5,188	Walgreen Company	197,611
9,525	Whole Foods Market, Inc.	314,039
		1,422,910

	Health Care Equipment & Supplies - 4.2%
11,076	Hologic, Inc.*	615,825
10,967	St Jude Medical, Inc.*	473,665
		1,089,490
	Health Care Providers & Services - 0.8%
3,050	Express Scripts, Inc.*	196,176
	Insurance - 1.9%
8,725	Principal Financial Group, Inc.	486,157
	Internet Software & Services - 0.8%
7,525	Akamai Technologies, Inc.*	211,904
	IT Services - 4.5%
21,063	Iron Mountain Incorporated*	556,906
28,576	Western Union Company	607,811
		1,164,717
	Life Science Tools & Services - 1.6%
7,350	Thermo Fisher Scientific, Inc.*	417,774
	Machinery - 7.0%
9,275	Danaher Corporation	705,178
10,695	Illinois Tool Works, Inc.	515,820
9,289	ITT Industries, Inc.	481,263
1,975	Joy Global Inc.	128,691
		1,830,952
	Media - 1.9%
15,400	The Walt Disney Company	483,252
	Multiline Retail - 3.0%
12,055	Kohl's Corporation*	517,039
5,422	Target Corporation	274,787
		791,826
	Oil & Gas - 2.7%
20,762	Southwestern Energy Company*	699,472
	Personal Products - 1.9%
12,250	Avon Products, Inc.	484,365
	Pharmaceuticals - 4.2%
12,481	Abbott Laboratories	688,327
7,006	Allergan, Inc.	395,068
		1,083,395
	Semiconductor & Semiconductor Equipment - 2.2%
20,634	Texas Instruments Incorporated*	583,323
	Software - 7.8%
19,069	Adobe Systems, Incorporated*	678,666
13,749	Electronic Arts Inc.*	686,350
23,654	Microsoft Corporation	671,300
		2,036,316
	Specialty Retail - 3.3%
14,150	Lowe's Companies, Inc.	324,601
24,425	Staples, Inc.	540,037
		864,638
	Textiles, Apparel & Luxury Goods - 1.0%
4,575	Polo Ralph Lauren Corporation	266,677

		Trading Companies & Distributors - 1.6%
	9,016	Fastenal Company	414,105
		Total Common Stocks (Cost $23,536,133)	25,778,957
	Principal Amount
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 34.6%
		Commercial Paper - 3.6%
	$277,430	KKR Atlantic Funding Trust, 3.059%, 03/25/09 #	277,430
	162,425	Old Line Funding LLC, 3.167%, 04/21/08	162,167
	162,977	Ranger Funding Company LLC, 2.703%, 04/04/08	162,929
	162,425	Thames Asset Global Securities Corporation, 2.857%, 04/17/08	162,216
	162,425	Tulip Funding Corporation, 2.856%, 04/21/08	162,167
			926,909
		Corporate Bonds & Notes - 4.5%
	259,880	Allstate Life Global Financial Trust, 3.332%, 03/20/09	260,023
	243,638	Bank of Scotland PLC, 4.614%, 06/05/09 (Callable 06/06/08)	243,496
	276,123	Barclays Bank PLC NY, 3.362%, 03/16/09	276,123
	162,425	Svenska Handelsbanken, 2.938%, 05/06/09 (Callable 08/06/08) * f	162,357
	243,638	Wachovia Bank, N.A., 4.753%, 05/01/09 (Callable 02/04/09)	242,388
			1,184,387
		Repurchase Agreements - 23.4%
	552,246	Credit Suisse, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Fannie Mae Collateralized Mortgage Obligations, 5.00 - 6.50%, 09/01/33 - 07/25/37,
		valued at $563,300. Repurchase proceeds are $552,293.)	552,246
	812,126	Goldman Sachs, 3.12%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		corporate bond obligations, 4.242 - 8.70%, 03/20/09 - 09/01/25, valued at
		$869,985. Repurchase proceeds are $812,196.)	812,126
	568,488	Lehman Brothers, 3.17%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Athilon Capital Corporation Senior Subordinated 144A Notes, 08/09/35 - 01/24/45,
		valued at $596,950. Repurchase proceeds are $568,538.)	568,488
	3,930,689	Morgan Stanley, 2.90%, Dated 03/31/08, Due 04/01/08, (Collateralized by various Freddie
		Mac Collateralized Mortgage Obligations, 3.50 - 6.00%, 03/15/11 - 03/15/36,
		valued at $4,041,788. Repurchase proceeds are $3,931,006.)	3,930,689
	211,153	Morgan Stanley, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by a
		Cricket Communications, Inc., Corporate Bond, 9.375%, 11/01/14, valued
		at $274,823. Repurchase proceeds are $211,171.)	211,153
			6,074,702
	Shares
		Money Market Mutual Funds - 3.1%
	368,134	Merrill Lynch Premier Institutional Fund	368,134
	431,239	Reserve Primary Fund	431,239
			799,373
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $8,985,371 )	8,985,371
			Value
		SHORT-TERM INVESTMENTS - 0.7%
		Money Market Fund - 0.7%
	168,526	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	168,526
		Total Short-Term Investments (Cost $168,526)	168,526
		Total Investments (Cost $32,690,030) - 134.6%	34,932,854
		Other Assets in Excess of Liabilities - (34.6)%	(8,978,253)
		TOTAL NET ASSETS - 100.0%	$25,954,601

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 26,746,856
Level 2 - Other significant observable inputs	7,908,568
Level 3 - Significant unobservable inputs	277,430
Total	$ 34,932,854

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 281,847
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	4,568
Net purchases (sales/paydowns)	(8,985)
Transfers in and / or out of Level 3 *	-
Balance as of 03/31/08	$ 277,430

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund
Schedule of Investments
March 31, 2008

Shares		Value
	COMMON STOCKS - 98.1%
	Auto Components - 2.5%
49,447	Gentex Corporation	$848,016
	Biotechnology - 2.8%
14,412	Cephalon, Inc.*	928,133
	Capital Markets - 3.1%
18,751	Eaton Vance Corporation	572,093
20,220	Janus Capital Group, Inc.	470,519
		1,042,612
	Commercial Banks - 5.4%
33,818	East West Bancorp, Inc.	600,270
30,525	Marshall & Ilsley Corporation	708,180
10,717	Zions Bancorporation	488,159
		1,796,609
	Commercial Services & Supplies - 3.8%
10,302	Manpower Inc.	579,591
13,418	Stericycle, Inc.*	691,027
		1,270,618
	Communications Equipment - 4.4%
19,627	Dolby Laboratories, Inc.*	711,675
15,913	Harris Corporation	772,258
		1,483,933
	Computers & Peripherals - 2.1%
28,101	Logitech Intl S.A. * f	714,890
	Containers & Packaging - 1.3%
11,030	AptarGroup, Inc.	429,398
	Diversified Consumer Services - 1.2%
2,683	Strayer Education, Inc.	409,157
	Electrical Equipment - 3.1%
17,179	Roper Industries, Inc.	1,021,120
	Electronic Equipment & Instruments - 2.1%
24,537	Trimble Navigation Limited*	701,513
		1,722,633
	Energy Equipment & Services - 8.0%
19,969	Cameron International Corporation*	831,509
14,272	Oceaneering International, Inc.*	899,136
14,384	Smith International, Inc.	923,885
		2,654,530
	Food & Staples Retailing - 4.4%
37,904	United Natural Foods, Inc.*	709,184
23,105	Whole Foods Market, Inc.	761,772
		1,470,956
	Health Care Equipment & Supplies - 8.3%
12,179	Gen-Probe, Incorporated*	587,028
11,618	Hologic, Inc.*	645,961
13,181	IDEXX Laboratories, Inc.*	649,296
21,165	ResMed, Inc.*	892,739
		2,775,024

	Health Care Providers & Services - 2.3%
27,459	VCA Antech, Inc.*	751,004
	Health Care Technology - 1.5%
13,568	Cerner Corporation*	505,815
	Hotels Restaurants & Leisure - 3.2%
32,194	The Cheesecake Factory Incorporated*	701,507
3,225	Chipotle Mexican Grill, Inc.*	365,812
		1,067,319
	Household Durables - 1.6%
12,021	Harman International Industries, Incorporated	523,394
	Internet Software & Services - 1.7%
20,167	Akamai Technologies, Inc.*	567,903
	IT Services - 4.6%
21,566	Global Payments, Inc.	891,970
24,228	Iron Mountain Incorporated*	640,588
		1,532,558
	Life Sciences Tools & Services - 1.9%
7,535	Covance Inc.*	625,179
	Machinery - 6.1%
4,969	Bucyrus International, Inc. - Class A	505,099
16,520	Harsco Corporation	914,877
16,457	Oshkosh Truck Corporation	597,060
		2,017,036
	Media - 2.1%
19,270	Lamar Advertising Co. - Class A*	692,371
	Office Electronics - 2.5%
25,470	Zebra Technologies Corporation - Class A*	848,660
	Oil & Gas - 2.3%
22,580	Southwestern Energy Company*	760,720
	Semiconductor & Semiconductor Equipment - 2.4%
24,247	Microchip Technology Incorporated	793,604
	Software - 1.8%
20,313	Citrix Systems, Inc.*	595,780
	Specialty Retail - 8.9%
22,150	Advance Auto Parts, Inc.	754,208
22,922	Dick's Sporting Goods, Inc.*	613,851
17,533	Gamestop Corporation - Class A*	906,631
33,054	PetSmart, Inc.	675,624
		2,950,314
	Trading Companies & Distributors - 2.7%
19,346	Fastenal Company	888,562
	Total Common Stocks (Cost $30,863,223)	32,666,728

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 32.8%
	Commercial Paper - 3.5%
395,827	KKR Atlantic Funding Trust, 3.059%, 03/25/09 #	395,827
196,555	Old Line Funding LLC, 3.167%, 04/21/08	196,243
197,223	Ranger Funding Company LLC, 2.703%, 04/04/08	197,164
196,555	Thames Asset Global Securities Corporation, 2.857%, 04/17/08	196,302
196,555	Tulip Funding Corporation, 2.856%, 04/21/08	196,243
		1,181,779

		Corporate Bonds & Notes - 4.3%
	314,488	Allstate Life Global Financial Trust, 3.332%, 03/20/09	314,661
	294,833	Bank of Scotland PLC, 4.614%, 06/05/09 (Callable 06/06/08)	294,662
	334,144	Barclays Bank PLC NY, 3.362%, 03/16/09	334,144
	196,555	Svenska Handelsbanken, 2.938%, 05/06/09 (Callable 08/06/08) * f	196,473
	294,833	Wachovia Bank, N.A., 4.753%, 05/01/09 (Callable 02/04/09)	293,320
			1,433,260
		Repurchase Agreements - 22.1%
	668,288	Credit Suisse, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Fannie Mae Collateralized Mortgage Obligations, 5.00 - 6.50%, 09/01/33 - 07/25/37,
		valued at $681,665. Repurchase proceeds are $668,345.)	668,288
	982,776	Goldman Sachs, 3.12%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		corporate bond obligations, 4.242 - 8.70%, 03/20/09 - 09/01/25, valued at
		$1,052,793. Repurchase proceeds are $982,861.)	982,776
	687,943	Lehman Brothers, 3.17%, Dated 03/31/08, Due 04/01/08, (Collateralized by various
		Athilon Capital Corporation Senior Subordinated 144A Notes, 08/09/35 - 01/24/45,
		valued at $722,386. Repurchase proceeds are $688,004.)	687,943
	4,756,635	Morgan Stanley, 2.90%, Dated 03/31/08, Due 04/01/08, (Collateralized by various Freddie
		Mac Collateralized Mortgage Obligations, 3.50 - 6.00%, 03/15/11 - 03/15/36,
		valued at $4,891,079. Repurchase proceeds are $4,757,018.)	4,756,635
	255,522	Morgan Stanley, 3.10%, Dated 03/31/08, Due 04/01/08, (Collateralized by a
		Cricket Communications, Inc., Corporate Bond, 9.375%, 11/01/14, valued
		at $332,571. Repurchase proceeds are $255,544.)	255,522
			7,351,164
	Shares
		Money Market Mutual Funds - 2.9%
	445,489	Merrill Lynch Premier Institutional Fund	445,489
	521,854	Reserve Primary Fund	521,854
			967,343
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $10,933,546)	10,933,546
			Value
		SHORT-TERM INVESTMENTS - 1.9%
		Money Market Fund - 1.9%
	638,020	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	638,020
		Total Short-Term Investments (Cost $638,020)	638,020
		Total Investments (Cost $42,434,789) - 132.8%	44,238,294
		Liabilities in Excess of Other Assets - (32.8)%	(10,938,639)
		TOTAL NET ASSETS - 100.0%	$33,299,655

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 34,272,091
Level 2 - Other significant observable inputs	9,570,376
Level 3 - Significant unobservable inputs	395,827
Total	$ 44,238,294

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 402,130
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	6,516
Net purchases (sales/paydowns)	(12,819)
Transfers in and / or out of Level 3 *	-
Balance as of 03/31/08	$ 395,827

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird SmallCap Fund
Schedule of Investments
March 31, 2008

Shares		Value
	COMMON STOCKS - 95.6%
	Aerospace & Defense - 1.5%
7,657	Curtiss-Wright Corporation	$317,612
	Auto Components - 2.4%
29,340	Gentex Corporation	503,181
	Commercial Banks - 9.4%
17,409	Boston Private Financial Holdings, Inc.	184,361
17,971	Pinnacle Financial Partners, Inc.*	460,058
13,977	PrivateBancorp, Inc.	439,856
22,907	United Community Banks, Inc.	388,961
13,739	Wintrust Financial Corporation	480,178
		1,953,414
	Commercial Services & Supplies - 2.2%
13,925	Brady Corporation - Class A	465,513
	Communications Equipment - 0.9%
16,136	Dycom Industries, Inc.*	193,793
	Computers & Peripherals - 3.1%
12,653	Sigma Designs, Inc.*	286,844
14,658	Synaptics Incorporated*	350,033
		636,877
	Construction & Engineering - 2.4%
22,425	EMCOR Group, Inc.*	498,059
	Distributors - 2.2%
20,732	LKQ Corporation*	465,848
	Diversified Financial Services - 2.6%
23,803	Heartland Payment Systems, Inc.*	547,707
	Electronic Equipment & Instruments - 11.0%
30,862	Daktronics, Inc.	552,738
25,312	DTS, Inc.*	607,488
28,044	Insight Enterprises, Inc.*	490,770
22,914	Plexus Corp.*	642,738
		2,293,734
	Energy Equipment & Services - 7.5%
14,491	CARBO Ceramics, Inc.	581,089
9,125	Dril-Quip, Inc.*	424,039
39,950	ION Geophysical Corporation*	551,310
		1,556,438
	Food & Staples Retailing - 2.1%
23,288	United Natural Foods, Inc.*	435,719
	Health Care Equipment & Supplies - 6.9%
21,198	Natus Medical Incorporated*	384,744
56,839	RTI Biologics, Inc.*	537,129
36,136	TomoTherapy Inc.*	518,551
		1,440,424

		Health Care Providers & Services - 8.6%
	22,014	HealthExtras, Inc.*	546,828
	9,684	Healthways, Inc.*	342,233
	27,284	Nighthawk Radiology Holdings, Inc.*	255,378
	21,263	Providence Service Corporation*	637,890
			1,782,329
		Hotels Restaurants & Leisure - 7.1%
	21,641	Jack in the Box, Inc.*	581,494
	12,783	LIFE TIME FITNESS, Inc.*	398,957
	50,242	Texas Roadhouse, Inc. - Class A*	492,372
			1,472,823
		IT Services - 1.5%
	11,318	Forrester Research, Inc.*	300,832
		Life Sciences Tools & Services - 1.7%
	8,047	Kendle International Inc.*	361,471
		Machinery - 7.9%
	12,268	CLARCOR Inc.	436,127
	16,322	ESCO Technologies, Inc.*	648,310
	12,794	Kaydon Corporation	561,785
			1,646,222
		Road & Rail - 2.3%
	29,124	Knight Transportation, Inc.	479,381
		Software - 3.8%
	35,555	Cogent Inc.*	335,284
	68,554	Secure Computing Corporation*	442,173
			777,457
		Specialty Retail - 4.5%
	26,384	Hibbett Sporting Goods, Inc.*	407,369
	13,573	Tractor Supply Company*	536,405
			943,774
		Trading Companies & Distributors - 4.0%
	17,219	Applied Industrial Technologies, Inc.	514,676
	7,498	Watsco, Inc.	310,567
			825,243
		Total Common Stocks (Cost $21,847,131)	19,897,851

			Value
		SHORT-TERM INVESTMENTS - 2.8%
		Money Market Fund - 2.8%
	583,951	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	583,951
		Total Short-Term Investments (Cost $583,951)	583,951
		Total Investments (Cost $22,431,082) - 98.4%	20,481,802
		Other Assets in Excess of Liabilities - 1.6%	326,810
		TOTAL NET ASSETS - 100.0%	$20,808,612

*	Non-Income Producing

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 20,481,802
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 20,481,802

	Intermediate	Aggregate	Core Plus	Short-Term	Muni
Cost of investments	626,883,967	963,585,499	199,120,153	303,412,950	122,510,172
Gross unrealized appreciation	11,023,378	15,076,200	2,534,461	3,858,743	3,262,728
Gross unrealized depreciation	(9,425,355)	(21,627,980)	(3,480,241)	(3,551,182)	(220,872)
Net unrealized appreciation (depreciation)	1,598,023	(6,551,780)	(945,780)	307,561	3,041,856

	LargeCap	MidCap	SmallCap
Cost of investments	32,690,030	42,434,789	22,431,082
Gross unrealized appreciation	3,589,554	5,825,850	1,453,368
Gross unrealized depreciation	(1,346,730)	(4,022,345)	(3,402,648)
Net unrealized appreciation (depreciation)	2,242,824	1,803,505	(1,949,280)

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By    /s/  Mary Ellen Stanek
Mary Ellen Stanek, President

Date    5/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/  Mary Ellen Stanek
Mary Ellen Stanek, President

Date    5/28/2008

By    /s/  Leonard Rush
Leonard Rush, Treasurer

Date    5/28/2008